UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 through April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Alternative Funds

April 30, 2017 (Unaudited)

JPMorgan Multi-Manager Alternatives Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’s LETTER

May 25, 2017 (Unaudited)

Dear Shareholder,

The world’s leading economies continued their upward trajectory over the six months ended April 30, 2017, bolstered by central bank policies, growth in corporate earnings and buoyant consumer and business sentiment.

“While bond markets provided a mixed performance over the six months ended April 30, 2017, equity markets rewarded investors with solid returns.” — George C.W. Gatch

While the U.S. and China had been leading drivers of growth for most of the current economic expansion, by late 2016 and into 2017 the world’s other leading economies began to strengthen. Each of the world’s 20 largest economies was forecast to increase output of goods and services through 2017 and the variation in growth rates among those economies was forecast to be the lowest since 1980, according to Bloomberg News.

The U.S. economy slowed somewhat in the first quarter of 2017, but unemployment dropped to 4.4% in April 2017 and the U.S. Federal Reserve reiterated its intent to raise interest rates amid continued economic growth and rising inflation. Throughout the six month reporting period, U.S. financial markets — particularly U.S. equities — generally outperformed other developed markets and emerging markets.

China’s economy continued to grow and posted a 6.9% rise in gross domestic product (GDP) in the first quarter of 2017, amid strength in housing, infrastructure investment, exports and retail sales. Notably, financial markets in China remained largely stable for the six month reporting period. For the 86 trading days through April 24, 2017, the Shanghai Stock Exchange Composite Index hadn’t fallen by more than 1%, thanks in large part to government efforts to prevent a recurrence of the sharp sell-offs that hit Chinese markets in mid-2015 and early 2016.

Meanwhile, Chinese officials sought to reduce financial system risk by tightening money-market rules and pushing to reduce the use of leverage and financial market speculation.

In the European Union (EU), rising consumer spending and manufacturing led to 0.6% growth in first quarter GDP. In particular, Germany’s economy continued to accelerate into 2017, with positive growth in factory orders and an estimated 14% increase in corporate earnings in the first quarter of 2017. Surveys of consumer sentiment across the EU were more upbeat than in recent years. At the end of March 2017, EU unemployment stood at 9.5%, the lowest level since April 2009.

In emerging markets, economic strength in China and a rebound in commodities prices, which began in the latter half of 2016, helped lift economic growth. Moreover, the economies of Brazil, Argentina, Russia, Turkey and South Africa — which were seen as weak links in the global economy — all showed positive growth by the end of April 2017.

While bond markets provided a mixed performance over the six months ended April 30, 2017, equity markets rewarded investors with solid returns. The Standard & Poor’s 500 Index returned 13.32% for the reporting period, while the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East Index (net of foreign withholding taxes) returned 11.73% and the MSCI Emerging Markets Index (net of foreign withholding taxes) returned 9.03%.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	1

JPMorgan Multi-Manager Alternatives Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)[1]*	1.74%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.23%
Standard & Poor’s 500 Index	13.32%

Net Assets as of 4/30/2017	$289,169,887

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Manager Alternatives Fund (the “Fund”) seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund invests in a diversified portfolio of alternative strategies by allocating across multiple sub-advisers who use a variety alternative investment techniques. The Fund employs rigorous due diligence and risk management processes for asset allocation and evaluating, selecting and monitoring sub-advisers. The Fund’s managers look for sub-advisers with characteristics such as a well-defined and consistent investment process, specialized expertise, flexibility to adapt to changing market environments and a strong focus on risk management.

HOW DID THE MARKETS PERFORM?

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

During the final quarter of 2016 and into 2017, leading U.S. equity indexes hit multiple record highs amid solid corporate earnings and expectations that the Republican majorities in the U.S. Congress and President Trump’s administration would work to ease business regulations, reduce taxes and increase infrastructure spending.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors. Electoral defeats of anti-European Union (the “EU”) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed markets.

Emerging markets also saw investment inflows during the six month reporting period amid economic and financial market stability in China. Notably, the Chinese government’s efforts to curb excessive leverage in its financial markets put a damper on the Shanghai Composite Index in April 2017. Meanwhile, several previously underperforming economies — particularly Brazil, Argentina, Russia, Turkey and South Africa — were growing by the end of the reporting period.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices lower.

The HFRX Global Hedge Fund Index, designed to broadly represent the overall hedge fund universe, returned 3.86% for the six months ended April 30, 2017.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”), which is limited to U.S. Treasury securities, and underperformed the Standard & Poor’s 500 Index, which is limited to U.S. equity securities. References to the Index and to other indexes mentioned herein are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Benchmark and does not imply low risk or low volatility, but rather is disclosed, along with other indexes, to allow for comparison of the Fund’s performance to that of well-known and widely recognized indexes.

For the reporting period, the Fund’s portfolio was managed by eleven sub-advisers and was diversified by strategy, style, geography, markets and asset classes.

The Fund’s Long/Short Equity Strategy was the leading contributor to absolute performance. The strategy typically makes long and short investments in equity securities that the particular sub-advisers believe to be overvalued or undervalued, with a focus on security selection as the primary driver of returns. The Fund’s investments in financials and industrial companies proved to be the largest contributors, followed by positions in basic materials companies and consumer non-cyclical businesses.

The Fund’s Merger Arbitrage/Event Driven Strategy also provided positive contribution to absolute performance. The strategy takes long or short positions in the securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations. Gains were mainly seen in the communications sector, followed by positive contributions from energy and consumer non-cyclical sectors.

The Fund’s Relative Value Strategy contributed positively to absolute performance during the reporting period. The strategy typically involves simultaneously buying and selling related

2	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

securities based on price movements among those securities. The strategy’s returns originated mainly from equity and credit trading. Currency trading contributed modestly to absolute performance.

The Fund’s Credit Strategy, contributed positively to absolute performance. The strategy takes long and short positions in corporate bonds, loans, credit derivatives, convertible bonds, asset-backed securities, equity, and equity derivatives. Gains were seen largely in asset-backed securities, with positive contribution from mortgage securities as well.

The Fund’s Macro/Opportunistic Strategy was the sole detractor from absolute performance during the reporting period. The strategy invests in a wide variety of financial instruments across countries, markets, sectors, companies, and asset classes, driven largely by the particular sub-advisers’ macroeconomic views. Commodity trading proved to be the largest detractor, followed by currency trading. Gains from equity trading partially offset losses.

Sub-Adviser Strategies — Return and Contribution October 31, 2016 To April 30, 2017
Strategy	Portfolio Returns	Portfolio Contribution[2]
Merger Arbitrage/Event Driven	4.08%	0.79
Long/Short Equity	3.63	1.10
Macro/Opportunistic	(2.11)	(0.20)
Relative Value	2.45	0.70
Credit	3.88	0.27
Portfolio Hedge***	N.A. [3]	(0.05)

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s managers increased their allocation to the long/short equity strategy, specifically to sub-advisers with low to mid net equity exposure. The Fund decreased its allocation to the Commodity Trading Adviser sub-strategy as well as the merger arbitrage/event driven strategy. Lastly, the Fund reduced its allocation to affiliated sub-advisers to zero.

PORTFOLIO ALLOCATION
Strategy	% of Portfolio Allocation****
Relative Value (1)	31.0%
Macro/Opportunistic (2)	6.2
Long/Short Equity (3)	34.6
Merger Arbitrage/Event Driven (4)	18.3
Credit (5)	8.4
Portfolio Hedge (6)	0.2
Cash	1.3

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]	Portfolio contribution measures each sub-strategy’s percentage contribution to the Fund’s total return.
[3]	Due to intermittent usage of the Portfolio Hedge, the Portfolio Return was not applicable.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	The Fund’s Portfolio Hedge strategy was adopted in November 2016.
****	Percentages indicated are based on total net assets as of April 30, 2017. The Fund’s portfolio composition is subject to change.
(1)	Relative Value strategies seek to capture pricing inefficiencies/differentials between related securities while, to varying degrees depending on the Sub-Adviser, trying to minimize the impact of general market movements. Relative value strategies generally rely on arbitrage, which involves the simultaneous purchase and sale of related securities (i.e., securities that share a common financial factor, such as interest rates, an issuer, or an index).
(2)	Macro/Opportunistic strategies primarily seek long or short exposure to broad asset classes or identifiable market-driven investment return sources based on macro-economic models, fundamental research, or quantitative algorithms or any combination thereof. They may also seek to identify trading opportunities resulting from supply/demand imbalances, market dislocations, or perceived patterns of trending or mean reversion in asset price behavior.
(3)	Long/Short Equity strategies seek to make long and short investments in equity securities that are deemed to be under or overvalued. The Sub-Advisers may specialize in a particular style, industry or geography, or may allocate holdings across styles, industries or geographies.
(4)	Merger Arbitrage/Event Driven strategies seek to take long or short positions in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy.
(5)	Credit strategies seek to take long or short positions in corporate bonds, loans, credit derivatives, convertible bonds, asset-backed securities, equities and equity derivatives. Such long or short positions may reflect fundamental views on underlying credits as well as credit exposure to the same entity.
(6)	Portfolio Hedge strategies seek to offset risks in other parts of the Fund’s portfolio examples of which include to hedge the Fund’s equity exposure or to offset the Fund’s risk to macroeconomic factors such as inflation and sovereign default.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	3

JPMorgan Multi-Manager Alternatives Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	November 3, 2014
With Sales Charge**		(3.70)%	(3.57)%	(1.29)%
Without Sales Charge		1.61	1.75	0.87
CLASS C SHARES	November 3, 2014
With CDSC***		0.43	0.22	0.39
Without CDSC		1.43	1.22	0.39
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	November 3, 2014	1.74	2.01	1.13
CLASS R5 SHARES	November 3, 2014	1.87	2.21	1.35
CLASS R6 SHARES	November 3, 2014	1.93	2.27	1.40

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/3/14 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced investment operations on November 3, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Multi-Manager Alternatives Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the S&P 500 Index, the HFRX Global Hedge Fund Index and Lipper Alternative Multi-Strategy Funds Average from November 3, 2014 to April 30, 2017. The performance of the Lipper Alternative Multi-Strategy Funds Average reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the S&P 500 Index and the HFRX Global Hedge Fund Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Multi-Strategy Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The S&P 500 Index is an unmanaged index generally representative of the performance at large companies in the U.S. stock market. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. Investors cannot invest directly in an index. The Lipper Alternative Multi-Strategy Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class I Shares have a $1,000,000 minimum initial investment.

From the inception of the Fund through January 30, 2015, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 74.2%
Common Stocks — 44.7%
	Consumer Discretionary — 9.4%
	Automobiles — 0.1%
3,081	General Motors Co. (m)	106,726
821	Thor Industries, Inc. (m)	78,964

		185,690

	Diversified Consumer Services — 0.3%
30,631	Service Corp. International (m)	986,931

	Hotels, Restaurants & Leisure — 1.0%
4,120	Belmond Ltd., (United Kingdom), Class A (a) (m)	51,088
4,367	Carnival plc, ADR (m)	268,702
4,720	Domino’s Pizza, Inc. (m)	856,161
23,130	La Quinta Holdings, Inc. (a) (m)	326,364
50,036	MGM Resorts International (m)	1,536,606
14,529	Rezidor Hotel Group AB, (Belgium) (m)	54,131

		3,093,052

	Household Durables — 0.9%
34,511	Sony Corp., (Japan) (m)	1,184,222
7,958	Whirlpool Corp. (m)	1,477,641

		2,661,863

	Internet & Direct Marketing Retail — 0.7%
12,585	JD.com, Inc., (China), ADR (a) (m)	441,356
21,300	Liberty Interactive Corp. QVC Group (a) (m)	451,134
20,404	Wayfair, Inc., Class A (a) (m)	932,667

		1,825,157

	Media — 4.3%
1,711	Cable One, Inc. (m)	1,166,662
3,414	Charter Communications, Inc., Class A (a) (m)	1,178,376
1,125	Comcast Corp., Class A (m)	44,089
221,136	ITV plc, (United Kingdom) (m)	601,408
2,859	Liberty Broadband Corp., Class A (a) (m)	257,110
4,565	Liberty Broadband Corp., Class C (a) (m)	416,145
8,096	Liberty Global plc LiLAC, (United Kingdom), Class A (a) (m)	173,821
803	Liberty Global plc, (United Kingdom), Class A (a) (m)	28,442
16,229	Liberty Media Corp.-Liberty Braves, Class A (a) (m)	402,966
5,559	Liberty Media Corp.-Liberty SiriusXM, Class A (a) (m)	211,798
3,671	Liberty Media Corp-Liberty Formula One, Class A (a) (m)	124,484
51,675	Lions Gate Entertainment Corp., Class B (a) (m)	1,232,449
11,022	Madison Square Garden Co. (The), Class A (a) (m)	2,223,909

SHARES	SECURITY DESCRIPTION	VALUE

	Media — continued
38,325	MSG Networks, Inc., Class A (a) (m)	956,209
2,917	Naspers Ltd., (South Africa), Class N, ADR (m)	56,120
16,794	Stroeer SE & Co. KGaA, (Germany) (m)	971,146
14,609	Time Warner, Inc. (m)	1,450,235
4,393	Twenty-First Century Fox, Inc., Class B (m)	131,175
6,250	Walt Disney Co. (The) (m)	722,500

		12,349,044

	Multiline Retail — 0.0% (g)
33,195	Intime Retail Group Co. Ltd., (China) (m)	41,994

	Specialty Retail — 1.7%
1,200	Advance Auto Parts, Inc. (m)	170,568
1,174	AutoZone, Inc. (a) (m)	812,631
10,111	Buckle, Inc. (The) (m)	189,076
18,905	Cabela’s, Inc. (a) (m)	1,032,213
9,484	CST Brands, Inc. (m)	457,982
19,629	Hennes & Mauritz AB, (Sweden), Class B (m)	486,024
10,902	Home Depot, Inc. (The) (m)	1,701,802
33,968	Sports Direct International plc, (United Kingdom) (a) (m)	134,888

		4,985,184

	Textiles, Apparel & Luxury Goods — 0.4%
30,235	Burberry Group plc, (United Kingdom) (m)	631,860
300	Carter’s, Inc. (m)	27,612
2,235	Kate Spade & Co. (a) (m)	38,889
811	Lululemon Athletica, Inc. (a) (m)	42,172
8,945	NIKE, Inc., Class B (m)	495,642
685	Under Armour, Inc., Class A (a) (m)	14,721

		1,250,896

	Total Consumer Discretionary	27,379,811

	Consumer Staples — 2.7%
	Beverages — 0.7%
3,044	Brown-Forman Corp., Class B (m)	144,042
317	Craft Brew Alliance, Inc. (a) (m)	4,311
97,240	Davide Campari-Milano SpA, (Italy) (m)	1,149,813
1,909	Heineken NV, (Netherlands) (m)	170,270
7,315	Molson Coors Brewing Co., Class B (m)	701,435
3,017	Monster Beverage Corp. (a) (m)	136,911

		2,306,782

	Food & Staples Retailing — 0.8%
15,043	Casey’s General Stores, Inc. (m)	1,685,869
2,554	Costco Wholesale Corp. (m)	453,386
12,353	Rite Aid Corp. (a) (m)	49,412

		2,188,667

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	5

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Food Products — 0.4%
12	Chocoladefabriken Lindt & Spruengli AG (Registered), (Switzerland) (m)	797,780
3,774	Mead Johnson Nutrition Co. (m)	334,829

		1,132,609

	Household Products — 0.2%
3,876	Spectrum Brands Holdings, Inc. (m)	557,097

	Personal Products — 0.1%
1,188	Estee Lauder Cos., Inc. (The), Class A (m)	103,522
4,247	Unilever plc, (United Kingdom), ADR (m)	218,041

		321,563

	Tobacco — 0.5%
24,029	Reynolds American, Inc. (m)	1,549,871

	Total Consumer Staples	8,056,589

	Energy — 1.7%
	Energy Equipment & Services — 0.1%
9,675	National Oilwell Varco, Inc. (m)	338,335
7,304	Weatherford International plc (a) (m)	42,144

		380,479

	Oil, Gas & Consumable Fuels — 1.6%
13,702	Devon Energy Corp. (m)	541,092
701	Hess Corp. (m)	34,230
20,952	Marathon Petroleum Corp. (m)	1,067,295
45,053	Parsley Energy, Inc., Class A (a) (m)	1,342,129
3,936	Petroleo Brasileiro SA, (Brazil), ADR (a) (m)	35,463
10,902	Phillips 66 (m)	867,363
2,664	Royal Dutch Shell plc, (Netherlands), Class A, ADR (m)	139,034
15,500	Williams Cos., Inc. (The) (m)	474,765

		4,501,371

	Total Energy	4,881,850

	Financials — 3.9%
	Banks — 1.5%
23,645	Bank of Kyoto Ltd. (The), (Japan) (m)	187,260
193,779	Barclays plc, (United Kingdom) (m)	530,646
4,757	Cadence BanCorp (a) (m)	106,937
17,534	Citigroup, Inc. (m)	1,036,610
22,360	Citizens Financial Group, Inc. (m)	820,836
10,237	First of Long Island Corp. (The) (m)	278,446
3,034	First Republic Bank (m)	280,524
552	South State Corp. (m)	48,659
13,644	Wells Fargo & Co. (m)	734,593

		4,024,511

SHARES	SECURITY DESCRIPTION	VALUE

	Capital Markets — 1.1%
2,930	Affiliated Managers Group, Inc. (m)	485,179
2,052	Goldman Sachs Group, Inc. (The) (m)	459,238
23,997	Intercontinental Exchange, Inc. (m)	1,444,619
3,676	Moody’s Corp. (m)	434,944

		2,823,980

	Diversified Financial Services — 0.3%
7,602	Berkshire Hathaway, Inc., Class B (a) (m)	1,255,926

	Insurance — 1.0%
5,498	Admiral Group plc, (United Kingdom) (m)	143,172
5,890	Allied World Assurance Co. Holdings AG (m)	312,700
46,307	Crawford & Co., Class A (m)	413,522
14,110	FNF Group (m)	577,805
77,828	RSA Insurance Group plc, (United Kingdom) (m)	600,437
15,386	WR Berkley Corp. (m)	1,045,940

		3,093,576

	Total Financials	11,197,993

	Health Care — 2.0%
	Biotechnology — 0.3%
800	Actelion Ltd., (Switzerland), ADR (a) (m)	53,976
1,203	Celgene Corp. (a) (m)	149,232
20,466	Exact Sciences Corp. (a) (m)	614,185

		817,393

	Health Care Equipment & Supplies — 0.6%
2,013	Alere, Inc. (a) (m)	98,979
17,438	DENTSPLY SIRONA, Inc. (m)	1,102,779
2,644	IDEXX Laboratories, Inc. (a) (m)	443,478
3,561	Smith & Nephew plc, (United Kingdom) (m)	58,504

		1,703,740

	Health Care Providers & Services — 0.5%
1,160	Cardinal Health, Inc. (m)	84,204
6,029	Celesio AG, (Germany) (m)	169,964
5,968	UnitedHealth Group, Inc. (m)	1,043,684

		1,297,852

	Health Care Technology — 0.2%
11,348	Cotiviti Holdings, Inc. (a) (m)	474,233

	Life Sciences Tools & Services — 0.2%
1,391	Mettler-Toledo International, Inc. (a) (m)	714,167
	Pharmaceuticals — 0.2%
1,764	Allergan plc (m)	430,169
1,558	Perrigo Co. plc (m)	115,199
7,037	Zoetis, Inc. (m)	394,846

		940,214

	Total Health Care	5,947,599

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

6	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Industrials — 4.8%
	Aerospace & Defense — 0.3%
2,027	HEICO Corp., Class A (m)	124,255
1,026	Huntington Ingalls Industries, Inc. (m)	206,113
2,042	Lockheed Martin Corp. (m)	550,217

		880,585

	Air Freight & Logistics — 0.3%
4,621	FedEx Corp. (m)	876,604

	Building Products — 0.5%
22,342	Fortune Brands Home & Security, Inc. (m)	1,424,079

	Industrial Conglomerates — 0.2%
31,268	Smiths Group plc, (United Kingdom) (m)	664,710

	Machinery — 1.7%
26,992	Allison Transmission Holdings, Inc. (m)	1,044,051
40,000	Blue Bird Corp. (a)	744,000
3,420	Flowserve Corp. (m)	173,975
15,404	Kennametal, Inc. (m)	640,498
18,006	Mueller Water Products, Inc., Class A (m)	202,568
19,205	Timken Co. (The) (m)	926,641
5,943	Toro Co. (The) (m)	385,820
3,904	Trinity Industries, Inc. (m)	105,018
13,228	Xylem, Inc. (m)	680,051

		4,902,622

	Professional Services — 0.1%
4,519	Robert Half International, Inc. (m)	208,100

	Road & Rail — 0.6%
8,459	Old Dominion Freight Line, Inc. (m)	748,791
7,040	Union Pacific Corp. (m)	788,198

		1,536,989

	Trading Companies & Distributors — 0.5%
20,807	Brenntag AG, (Germany) (m)	1,233,477
1,849	Fastenal Co. (m)	82,613
34,534	Nexeo Solutions, Inc. (a) (m)	314,605
431	WW Grainger, Inc. (m)	83,054

		1,713,749

	Transportation Infrastructure — 0.6%
20,795	Macquarie Infrastructure Corp. (m)	1,692,089

	Total Industrials	13,899,527

	Information Technology — 11.8%
	Communications Equipment — 0.2%
22,729	Ciena Corp. (a) (m)	520,721
11,000	Infinera Corp. (a) (m)	109,120

		629,841

SHARES	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components — 0.2%
700	Badger Meter, Inc. (m)	27,825
30,270	Flex Ltd. (a) (m)	467,974

		495,799

	Internet Software & Services — 4.2%
8,492	Alibaba Group Holding Ltd., (China), ADR (a) (m)	980,826
944	Alphabet, Inc., Class C (a) (m)	855,226
13,200	eBay, Inc. (a) (m)	441,012
5,887	Facebook, Inc., Class A (a) (m)	884,522
7,148	InterActiveCorp (a) (m)	593,355
3,117	Sohu.com, Inc., (China) (a) (m)	120,940
4,893	Stamps.com, Inc. (a) (m)	519,392
157,449	Yahoo!, Inc. (a) (m)	7,590,616

		11,985,889

	IT Services — 2.8%
963	Alliance Data Systems Corp. (m)	240,394
121,650	Conduent, Inc. (a) (m)	1,984,112
29,105	CoreLogic, Inc. (a) (m)	1,243,948
21,405	EVERTEC, Inc., (Puerto Rico) (m)	339,269
9,567	Gartner, Inc. (a) (m)	1,091,499
26,349	Leidos Holdings, Inc. (m)	1,387,538
7,976	Mastercard, Inc., Class A (m)	927,768
19,935	PayPal Holdings, Inc. (a) (m)	951,298

		8,165,826

	Semiconductors & Semiconductor Equipment — 1.2%
41,087	Advanced Micro Devices, Inc. (a) (m)	546,457
7,386	Ambarella, Inc. (a) (m)	415,241
1,878	Broadcom Ltd. (m)	414,681
63,502	Marvell Technology Group Ltd., (Bermuda) (m)	953,800
14,766	NXP Semiconductors NV, (Netherlands) (a) (m)	1,561,505

		3,891,684

	Software — 3.2%
16,074	Activision Blizzard, Inc. (m)	839,866
16,972	Dell Technologies, Inc., Class V (a) (m)	1,138,991
1,808	Ellie Mae, Inc. (a) (m)	183,982
18,289	Microsoft Corp. (m)	1,252,065
12,815	Mobileye NV (a) (m)	793,505
122,957	Nuance Communications, Inc. (a) (m)	2,199,701
18,232	RealPage, Inc. (a) (m)	675,496
8,926	salesforce.com, Inc. (a) (m)	768,707
15,564	Take-Two Interactive Software, Inc. (a) (m)	978,197

		8,830,510

	Total Information Technology	33,999,549

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	7

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Materials — 5.8%
	Chemicals — 2.7%
60,645	Axalta Coating Systems Ltd. (a) (m)	1,902,434
12,051	Croda International plc, (United Kingdom) (m)	587,405
16,581	Delta Technology Holdings Ltd., (China) (a) (m)	44,769
7,537	GCP Applied Technologies, Inc. (a) (m)	247,967
22,553	Ingevity Corp. (a) (m)	1,426,026
4,160	Monsanto Co. (m)	485,098
5,215	Praxair, Inc. (m)	651,771
6,100	RPM International, Inc. (m)	320,616
5,362	Sherwin-Williams Co. (The) (m)	1,794,554

		7,460,640

	Construction Materials — 1.6%
14,307	HeidelbergCement AG, (Germany) (m)	1,324,506
6,582	Martin Marietta Materials, Inc. (m)	1,449,291
8,425	Summit Materials, Inc., Class A (a) (m)	216,186
12,579	Vulcan Materials Co. (m)	1,520,550

		4,510,533

	Containers & Packaging — 1.3%
24,431	Ball Corp. (m)	1,878,500
28,549	Crown Holdings, Inc. (a) (m)	1,601,313
3,400	Sealed Air Corp. (m)	149,668
5,202	Sonoco Products Co. (m)	272,117

		3,901,598

	Metals & Mining — 0.2%
5,521	BHP Billiton plc, (Australia), ADR (m)	169,660
2,449	Compass Minerals International, Inc. (m)	161,634
43,872	Vale SA, (Brazil), ADR (a) (m)	376,422

		707,716

	Total Materials	16,580,487

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
24,490	MGM Growth Properties LLC, Class A (m)	700,904
489	Simon Property Group, Inc. (m)	80,812

		781,716

	Real Estate Management & Development — 0.2%
16,626	CBRE Group, Inc., Class A (a) (m)	595,377
8,193	Grand City Properties SA, (Germany) (m)	155,618

		750,995

	Total Real Estate	1,532,711

SHARES	SECURITY DESCRIPTION	VALUE

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
5,584	Level 3 Communications, Inc. (a) (m)	339,284
2,812	SFR Group SA, (France) (a) (m)	92,063
1,168,797	Telecom Italia SpA, (Italy) (a) (m)	834,121
62,571	Vivendi SA, (France) (m)	1,241,110
27,615	Zayo Group Holdings, Inc. (a) (m)	968,458

	Total Telecommunication Services	3,475,036

	Utilities — 0.2%
	Electric Utilities — 0.0% (g)
6,401	Centrais Eletricas Brasileiras SA, (Brazil), ADR (a) (m)	44,487

	Gas Utilities — 0.2%
8,048	WGL Holdings, Inc. (m)	663,638

	Total Utilities	708,125

	Special Purpose Acquisition Companies — 0.7%
	Capital Markets — 0.7%
26,356	Avista Healthcare Public Acquisition Corp. (a) (m)	270,149
34,525	Boulevard Acquisition Corp. II (a) (m)	345,940
12,625	Boulevard Acquisition Corp. II (a) (m)	131,300
17,275	Capitol Acquisition Corp. III (a) (m)	202,118
10,931	Double Eagle Acquisition Corp. (a) (m)	114,994
35,516	Electrum Special Acquisition Corp. (a) (m)	356,225
14,707	GP Investments Acquisition Corp. (a) (m)	146,629
15,937	Kayne Anderson Acquisition Corp. (a) (m)	159,370

	Total Special Purpose Acquisition Companies	1,726,725

	Total Common Stocks (Cost $113,972,051)	129,386,002

Convertible Preferred Stocks — 2.2%
	Consumer Discretionary — 0.2%
	Household Durables — 0.2%
5,000	William Lyon Homes, 6.500%, 12/01/17 ($100 par value) (m)	533,300

	Financials — 0.3%
	Capital Markets — 0.3%
7,889	Virtus Investment Partners, Inc., Series D, 7.250%, 02/01/20 ($100 par value) (m)	772,727

	Health Care — 0.2%
	Health Care Providers & Services — 0.1%
5,464	Anthem, Inc., 5.250%, 05/01/18 ($50 par value) (m)	280,740

	Pharmaceuticals — 0.1%
303	Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value) (m)	262,331

	Total Health Care	543,071

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

8	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Preferred Stocks — continued
	Industrials — 0.5%
	Aerospace & Defense — 0.4%
26,017	Arconic, Inc., 5.375%, 10/01/17 ($50 par value) (m)	1,104,682

	Machinery — 0.1%
4,714	Rexnord Corp., 5.750%, 11/15/19 ($50 par value) (m)	265,634

	Total Industrials	1,370,316

	Information Technology — 0.4%
	Electronic Equipment, Instruments & Components — 0.4%
9,213	Belden, Inc., 6.750%, 07/15/19 ($100 par value) (m)	907,204
2,857	MTS Systems Corp., 8.750%, 07/01/19 ($100 par value) (m)	311,556

		1,218,760

	Semiconductors & Semiconductor Equipment — 0.0% (g)
500	SunEdison, Inc., Series A, 6.750% ($1,000 par value) (m)	6,245

	Total Information Technology	1,225,005

	Materials — 0.2%
	Chemicals — 0.2%
7,309	Rayonier Advanced Materials, Inc., Series A, 8.000%, 08/15/19 ($100 par value) (m)	737,478

	Utilities — 0.4%
	Electric Utilities — 0.1%
6,164	Exelon Corp., 6.500%, 06/01/17 ($50 par value) (m)	304,440

	Multi-Utilities — 0.3%
5,010	Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value) (m)	252,304
12,153	Dominion Resources, Inc., Series A, 6.750%, 08/15/19 ($50 par value) (m)	615,185

		867,489

	Total Utilities	1,171,929

	Total Convertible Preferred Stocks (Cost $6,227,476)	6,353,826

Exchange-Traded Funds — 1.0%
	Fixed Income — 0.2%
23,641	PowerShares DB US Dollar Index Bullish Fund (m)	604,501

	International Equity — 0.1%
1,362	iShares MSCI Spain Capped Fund (m)	43,475
12,075	VanEck Vectors Gold Miners Fund (m)	268,427
868	WisdomTree Japan Hedged Equity Fund (m)	44,329

	Total International Equity	356,231

SHARES	SECURITY DESCRIPTION	VALUE

	U.S. Equity — 0.7%
49,252	Alerian MLP Fund (m)	620,575
5,261	SPDR S&P500 Fund Trust (m)	1,252,539

	Total U.S. Equity	1,873,114

	Total Exchange-Traded Funds (Cost $2,715,995)	2,833,846

Exchange-Traded Note — 0.1%
	U.S. Equity — 0.1%
12,981	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (United Kingdom) (m) (Cost $214,316)	237,682

PRINCIPAL AMOUNT
Asset-Backed Securities — 6.0%
1,149,666	Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2, VAR, 1.271%, 01/25/37 (m)	1,090,722
1,000,000	Cathedral Lake CLO Ltd., (Cayman Islands), Series 2013-1A, Class C, VAR, 4.808%, 01/15/26 (e) (m)	989,497
1,000,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.530%, 08/15/23 (e) (m)	1,026,195
1,000,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/22 (e) (m)	1,023,785
1,000,000	Flatiron CLO Ltd., Series 2007-1A, Class E, VAR, 6.158%, 10/15/21 (e) (m)	1,003,276
1,000,000	Garrison Funding Ltd., (Cayman Islands), Series 2015-1A, Class C, VAR, 5.302%, 05/25/27 (e) (m)	997,450
1,000,000	GoldenTree Loan Opportunities VII Ltd., (Cayman Islands), Series 2013-7A, Class E, VAR, 5.856%, 04/25/25 (e) (m)	978,699
1,405,000	Madison Park Funding XI Ltd., (Cayman Islands), Series 2013-11A, Class D, VAR, 4.653%, 10/23/25 (e) (m)	1,402,376
	Northwoods Capital X Ltd., (Cayman Islands)
1,000,000	Series 2013-10A, Class D, VAR, 4.634%, 11/04/25 (e) (m)	1,000,000
1,000,000	Series 2013-10A, Class DR, VAR, 4.673%, 11/04/25 (e) (m)	1,000,000
1,000,000	Parallel Ltd., (Cayman Islands), Series 2015-1A, Class D, VAR, 4.806%, 07/20/27 (e) (m)	987,854
1,030,000	THL Credit Wind River Ltd., (Cayman Islands), Series 2014-2A, Class D, VAR, 5.058%, 07/15/26 (e) (m)	1,029,044
1,000,000	Venture VIII CDO Ltd., Series 2007-8A, Class D, VAR, 3.503%, 07/22/21 (e) (m)	999,110

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	9

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
752,644	VOLT XLIV LLC, Series 2016-NPL4, Class A1, SUB, 4.250%, 04/25/46 (e) (m)	759,763
1,075,705	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e) (m)	1,077,455
	WhiteHorse VII Ltd., (Cayman Islands)
1,000,000	Series 2013-1A, Class A3L, VAR, 4.054%, 11/24/25 (e) (m)	1,000,258
1,000,000	Series 2013-1A, Class B1L, VAR, 4.754%, 11/24/25 (e) (m)	1,000,033

	Total Asset-Backed Securities (Cost $16,809,349)	17,365,517

Closed End Funds — 0.3%
7,713	Adams Diversified Equity Fund, Inc. (m)	108,368
48,979	BlackRock Resources & Commodities Strategy Trust (m)	420,729
7,223	Cohen & Steers Closed-End Opportunity Fund, Inc. (m)	94,405
7,178	Cushing Energy Income Fund (The) (m)	66,037
26,008	Liberty All Star Equity Fund (m)	143,044
3,000	Turkish Investment Fund, Inc. (The) (m)	27,030

	Total Closed End Funds (Cost $827,368)	859,613

Collateralized Mortgage Obligations — 3.9%
908,400	Alternative Loan Trust, Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	901,307
	FHLMC REMIC,
781,063	Series 2411, Class S, IF, IO, 6.956%, 02/15/32 (m)	140,786
522,049	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32 (m)	16,850
338,238	Series 2647, Class IV, IF, IO, 11.293%, 07/15/33 (m)	197,192
293,434	Series 3114, Class GI, IF, IO, 5.606%, 02/15/36 (m)	63,845
420,277	Series 3118, Class SD, IF, IO, 5.706%, 02/15/36 (m)	73,771
3,044,341	Series 3149, Class TI, IF, IO, 0.350%, 05/15/36 (m)	74,508
869,628	Series 3181, Class IS, IF, IO, 5.506%, 07/15/36 (m)	157,677
537,783	Series 3202, Class HI, IF, IO, 5.656%, 08/15/36 (m)	88,118
331,465	Series 3309, Class SG, IF, IO, 5.076%, 04/15/37 (m)	57,280
1,260,423	Series 3349, Class SM, IF, IO, 5.006%, 07/15/37 (m)	178,954
1,603,013	Series 3355, Class KI, IF, IO, 6.136%, 07/15/37 (m)	231,209

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

731,012	Series 3775, Class UI, 5.000%, 06/15/33 (m)	152,952
216,252	Series 3862, Class DI, 5.000%, 04/15/41 (m)	37,583
47,494	Series 3997, Class ES, IF, 5.538%, 09/15/41 (m)	44,914
392,951	Series 4265, Class ST, IF, IO, 5.006%, 11/15/43 (m)	56,670
750,006	Series 4472, Class IJ, 6.000%, 11/15/43 (m)	173,112
3,672,229	Series 4517, Class KI, IF, IO, 0.716%, 04/15/43 (m)	122,079
	FHLMC STRIPS,
95,888	Series 183, Class IO, IO, 7.000%, 04/01/27 (m)	20,073
195,102	Series 191, Class IO, 8.000%, 01/01/28 (m)	46,425
581,896	Series 345, Class 14, 6.000%, 03/25/34 (m)	141,135
596,149	Series 359, Class 18, 6.000%, 07/25/35 (m)	135,355
1,000,000	FNMA, Series 2016-C05, Class 2M2, VAR, 5.441%, 01/25/29 (m)	1,091,050
	FNMA REMIC,
703,459	Series 2002-47, Class SE, IF, IO, 7.109%, 08/25/32 (m)	158,124
156,554	Series 2003-44, Class IU, 7.000%, 06/25/33 (m)	41,569
389,457	Series 2003-87, Class SH, IF, IO, 7.259%, 09/25/33 (m)	79,069
1,640,858	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33 (m)	20,527
328,236	Series 2005-69, Class JI, 6.000%, 08/25/35 (m)	85,286
1,111,270	Series 2006-8, Class HL, IF, IO, 5.709%, 03/25/36 (m)	215,173
762,470	Series 2006-46, Class ES, IF, IO, 6.259%, 06/25/36 (m)	152,945
1,121,103	Series 2006-115, Class EI, IF, IO, 5.649%, 12/25/36 (m)	210,249
482,544	Series 2009-106, Class SA, IF, IO, 5.259%, 01/25/40 (m)	83,733
1,301,838	Series 2010-57, Class HI, 5.500%, 02/25/40 (m)	166,987
1,055,810	Series 2010-68, Class SC, IF, IO, 5.489%, 07/25/40 (m)	209,742
880,157	Series 2011-59, Class SW, IF, IO, 5.649%, 07/25/41 (m)	165,184

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

10	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
1,846,524	Series 2011-76, Class PI, 5.500%, 04/25/39 (m)	149,079
1,285,527	Series 2011-129, Class S, IF, IO, 4.509%, 03/25/37 (m)	66,772
1,173,780	Series 2014-38, Class QI, 5.500%, 12/25/43 (m)	305,079
1,055,155	Series 2015-30, Class IO, 5.500%, 05/25/45 (m)	255,958
2,636,268	Series 2015-42, Class AI, IO, VAR, 2.007%, 06/25/55 (m)	152,206
3,359,705	Series 2015-64, Class SK, IO, VAR, 1.873%, 09/25/55 (m)	183,590
1,153,766	Series 2015-66, Class AS, IF, IO, 5.259%, 09/25/45 (m)	203,617
	GNMA,
534,581	Series 2001-22, Class SD, IF, IO, 6.506%, 05/16/31 (m)	102,775
884,029	Series 2003-7, Class SP, IF, IO, 6.656%, 11/16/32 (m)	106,806
753,696	Series 2003-98, Class SC, IF, IO, 5.607%, 11/20/33 (m)	147,098
1,441,482	Series 2004-40, Class SB, IF, IO, 5.556%, 05/16/34 (m)	232,540
1,029,680	Series 2004-46, Class S, IF, IO, 6.107%, 06/20/34 (m)	209,571
401,469	Series 2004-56, Class S, IF, IO, 6.657%, 06/20/33 (m)	91,409
1,068,451	Series 2004-69, Class CS, IF, IO, 5.557%, 07/20/34 (m)	201,034
2,788,859	Series 2012-106, Class YI, IO, VAR, 1.000%, 09/20/42 (m)	110,569
316,082	Series 2013-86, Class IA, 5.000%, 06/20/43 (m)	72,546
559,899	Series 2014-2, Class TI, 5.500%, 01/20/44 (m)	110,855
255,636	Series 2014-161, Class SL, IF, IO, 5.817%, 11/20/44 (m)	48,667
1,075,780	Series 2014-183, Class IM, 5.000%, 06/20/35 (m)	266,319
136,593	Series 2015-13, Class WI, IO, VAR, 6.650%, 07/20/37 (m)	29,151
3,891,500	Series 2015-80, Class IH, IO, VAR, 0.987%, 05/20/44 (m)	131,444
836,062	Series 2015-180, Class CI, 5.000%, 12/16/45 (m)	207,305
905,548	Series 2016-1, Class IO, 6.000%, 05/20/44 (m)	182,664
612,561	Series 2016-12, Class KI, 5.000%, 09/20/38 (m)	141,921

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,517,783	Series 2016-69, Class WI, 4.500%, 05/20/46 (m)	342,296
1,453,786	Series 2016-75, Class SA, IF, IO, 5.007%, 05/20/40 (m)	218,348
2,233,661	Series 2016-78, Class UI, 4.000%, 06/20/46 (m)	496,788
2,265,189	Series 2016-163, Class MI, 3.500%, 11/20/46 (m)	286,207
1,591,380	Series 2016-H11, Class EI, IO, VAR, 2.280%, 04/20/66 (m)	183,009
2,414,264	Series 2016-H15, Class AI, 2.365%, 07/20/66 (m)	303,292

	Total Collateralized Mortgage Obligations (Cost $10,945,863)	11,330,348

Commercial Mortgage-Backed Securities — 1.7%
900,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 4.494%, 09/15/26 (e) (m)	897,919
1,000,000	CSMC Trust, Series 2015-SAND, Class F, VAR, 5.700%, 08/15/30 (e) (m)	1,010,015
	EQTY Mortgage Trust
1,000,000	Series 2014-INNS, Class D, VAR, 3.339%, 05/08/31 (e) (m)	1,001,817
1,000,000	Series 2014-INNS, Class E, VAR, 4.439%, 05/08/31 (e) (m)	1,002,423
1,000,000	GS Mortgage Securities Trust, Series 2013-GC12, Class D, VAR, 4.584%, 06/10/46 (e) (m)	884,956

	Total Commercial Mortgage-Backed Securities (Cost $4,700,897)	4,797,130

Convertible Bonds — 3.7%
	Consumer Discretionary — 1.6%
	Automobiles — 0.4%
	Tesla, Inc.,
362,000	1.250%, 03/01/21 (m)	375,122
756,000	2.375%, 03/15/22 (m)	845,303

		1,220,425

	Internet & Direct Marketing Retail — 0.3%
653,000	Ctrip.com International Ltd., (China), 1.250%, 10/15/18 (m)	871,755

	Media — 0.9%
	DISH Network Corp.,
629,000	2.375%, 03/15/24 (e) (m)	654,553
1,169,000	3.375%, 08/15/26 (e) (m)	1,430,564
512,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e) (m)	575,040

		2,660,157

	Total Consumer Discretionary	4,752,337

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	11

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
		Energy — 0.3%
		Oil, Gas & Consumable Fuels — 0.3%
	814,000	Golar LNG Ltd., (Bermuda), 2.750%, 02/15/22 (e) (m)	793,650

		Health Care — 0.3%
		Biotechnology — 0.2%
	483,000	Flexion Therapeutics, Inc., 3.375%, 05/01/24 (e) (m)	498,999

		Pharmaceuticals — 0.1%
	360,000	Depomed, Inc., 2.500%, 09/01/21 (m)	334,350

		Total Health Care	833,349

		Information Technology — 1.0%
		Communications Equipment — 0.4%
	363,000	InterDigital, Inc., 1.500%, 03/01/20 (m)	489,143
	484,000	Palo Alto Networks, Inc., Zero Coupon, 07/01/19 (m)	564,465

			1,053,608

		Electronic Equipment, Instruments & Components — 0.1%
	408,000	OSI Systems, Inc., 1.250%, 09/01/22 (e) (m)	404,175

		Internet Software & Services — 0.1%
	299,000	SINA Corp., (China), 1.000%, 12/01/18 (m)	298,813

		Semiconductors & Semiconductor Equipment — 0.4%
	609,000	Intel Corp., 3.479%, 12/15/35 (m)	829,382
	126,000	ON Semiconductor Corp., 1.625%, 10/15/23 (e) (m)	125,843

			955,225

		Total Information Technology	2,711,821

		Real Estate — 0.2%
		Equity Real Estate Investment Trusts (REITs) — 0.2%
	626,000	Colony Starwood Homes, 3.500%, 01/15/22 (e) (m)	673,732

		Telecommunication Services — 0.3%
		Diversified Telecommunication Services — 0.3%
EU	R 1,000,000	Telefonica Participaciones SAU, (Spain), 4.900%, 09/25/17 (e) (m)	1,050,194

		Total Convertible Bonds (Cost $10,442,900)	10,815,083

	Corporate Bonds — 1.0%
		Consumer Staples — 0.1%
		Food & Staples Retailing — 0.1%
	302,000	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e) (m)	251,037

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
1,004,000	Calumet Specialty Products Partners LP, 6.500%, 04/15/21 (m)	848,380

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
	Valeant Pharmaceuticals International, Inc.,
318,000	6.125%, 04/15/25 (e) (m)	234,764
202,000	7.000%, 10/01/20 (e) (m)	177,255

	Total Health Care	412,019

	Industrials — 0.2%
	Commercial Services & Supplies — 0.2%
579,000	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e) (m)	616,635

	Information Technology — 0.1%
	Communications Equipment — 0.1%
305,000	Avaya, Inc., 7.000%, 04/01/19 (d) (e) (m)	255,437

	Utilities — 0.2%
	Independent Power & Renewable Electricity Producers — 0.2%
267,000	GenOn Americas Generation LLC, 9.125%, 05/01/31 (m)	239,633
268,000	GenOn Energy, Inc., 9.875%, 10/15/20 (m)	166,160

	Total Utilities	405,793

	Total Corporate Bonds (Cost $2,654,429)	2,789,301

NUMBER OF WARRANTS
Warrants — 2.4%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
135,118	Del Taco Restaurants, Inc., expiring 06/30/20 (Strike Price $11.50) (a) (m)	525,609
10,846	Playa Hotels & Resorts NV, expiring 03/10/22 (Strike Price $11.50) (a) (m)	8,406

		534,015

	Media — 0.0% (g)
85,548	Hemisphere Media Group, Inc., expiring 04/04/18 (Strike Price $12.00) (a) (m)	34,219

	Total Consumer Discretionary	568,234

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

12	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Consumer Staples — 0.1%
	Food Products — 0.1%
93,276	Hostess Brands, Inc., expiring 11/04/21 (Strike Price $11.50) (a) (m)	306,878

	Financials — 1.5%
	Banks — 1.5%
21,132	Associated Banc-Corp., expiring 11/21/18 (Strike Price $19.77) (a) (m)	126,475
377,908	HSBC Bank plc, (United Kingdom), expiring 01/22/18 (Strike Price $1.00) (a) (m)	1,432,569
79,368	SunTrust Banks, Inc., expiring 11/14/18 (Strike Price $44.15) (a) (m)	1,127,025
120,025	TCF Financial Corp., expiring 11/14/18 (Strike Price $16.93) (a) (m)	229,248
116,203	Zions Bancorp, expiring 05/22/20 (Strike Price $35.76) (a) (m)	1,157,382

		4,072,699

	Consumer Finance — 0.0% (g)
101,709	China Lending Corp., (China), expiring 07/06/21 (Strike Price $12.00) (a) (m)	14,137

	Total Financials	4,086,836

	Health Care — 0.0% (g)
	Biotechnology — 0.0% (g)
138,576	BioTime, Inc., expiring 10/01/18 (Strike Price $4.55) (a) (m)	65,131

	Pharmaceuticals — 0.0% (g)
62,237	EyeGate Pharmaceuticals, Inc., expiring 07/31/20 (Strike Price $10.62) (a) (m)	19,667

	Total Health Care	84,798

	Industrials — 0.1%
	Machinery — 0.1%
50,677	Blue Bird Corp., expiring 02/24/20 (Strike Price $11.50) (a) (m)	178,890

	Marine — 0.0% (g)
58,493	Seanergy Maritime Holdings Corp., expiring 11/10/21 (Strike Price $2.00) (a) (m)	11,114

	Trading Companies & Distributors — 0.0% (g)
40,123	Nexeo Solutions, Inc., expiring 06/09/21 (Strike Price $11.50) (a) (m)	27,384

	Total Industrials	217,388

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE

	Information Technology — 0.0% (g)
	Semiconductors & Semiconductor Equipment — 0.0% (g)
58,609	Sunworks, Inc., expiring 03/09/20 (Strike Price $4.15) (a) (m)	20,513

	Technology Hardware, Storage & Peripherals — 0.0% (g)
19,774	Eastman Kodak Co., expiring 09/03/18 (Strike Price $16.12) (a) (m)	13,941

	Total Information Technology	34,454

	Materials — 0.5%
	Chemicals — 0.5%
170,782	AgroFresh Solutions, Inc., expiring 02/19/19 (Strike Price $11.50) (a) (m)	98,199
5,000	Delta Technology Holdings Ltd., (China), expiring 12/18/17 (Strike Price $10.00) (a) (m)	300
51,443	Saudi Basic Industries Corp., (Saudi Arabia), expiring 02/12/20 (Strike Price $1.00) (a) (m)	1,316,579

		1,415,078

	Metals & Mining — 0.0% (g)
10,830	Franco-Nevada Corp., (Canada), expiring 06/16/17 (Strike Price $75.00) (a) (m)	144,156
40,502	New Gold, Inc., (Canada), expiring 06/28/17 (Strike Price $15.00) (a) (m)	297
51,829	Timmins Gold Corp., (Canada), expiring 05/30/18 (Strike Price $0.70) (a) (m)	3,987

		148,440

	Total Materials	1,563,518

	Total Warrants (Cost $4,939,239)	6,862,106

NUMBER OF CONTRACTS
Options Purchased — 0.7%
	Call Options Purchased — 0.4%
64	3M Co., expiring 01/19/18 at $160.00, American Style (a)	234,400
99	3M Co., expiring 01/19/18 at $210.00, American Style (a)	35,888
91	Adient plc, expiring 10/20/17 at $80.00, American Style (a)	36,400
13	Allergan plc, expiring 06/16/17 at $295.00, American Style (a)	267
23	American International Group, Inc., expiring 01/19/18 at $65.00, American Style (a)	5,209

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	13

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
		Call Options Purchased — continued
	22	American International Group, Inc., expiring 01/19/18 at $67.50, American Style (a)	3,377
	40	Charter Communications, Inc., expiring 01/19/18 at $360.00, American Style (a)	96,600
	350	Comcast Corp., expiring 09/15/17 at $32.50, American Style (a)	248,500
	422	Comcast Corp., expiring 09/15/17 at $42.50, American Style (a)	27,219
	47	Ctrip.com International Ltd., expiring 01/19/18 at $47.50, American Style (a)	31,490
	58	Dell Technologies, Inc., expiring 10/20/17 at $55.00, American Style (a)	77,720
	155	DISH Network Corp., expiring 06/16/17 at $70.00, American Style (a)	29,837
	122	DISH Network Corp., expiring 01/19/18 at $65.00, American Style (a)	86,010
	59	Dow Chemical Co. (The), expiring 09/15/17 at $70.00, American Style (a)	3,658
	55	Dow Chemical Co. (The), expiring 01/19/18 at $70.00, American Style (a)	8,497
EUR	344	E.ON SE, expiring 12/15/17 at EUR8.00, American Style (a)	7,504
	22	Exelon Corp., expiring 05/19/17 at $36.00, American Style (a)	330
	559	Ford Motor Co., expiring 01/18/19 at $15.00, American Style (a)	18,447
	211	General Mills, Inc., expiring 07/21/17 at $55.00, American Style (a)	74,905
	245	General Mills, Inc., expiring 07/21/17 at $70.00, American Style (a)	3,430
	117	Liberty Global plc, expiring 07/21/17 at $40.00, American Style (a)	4,973
	77	Mondelez International, Inc., expiring 01/19/18 at $30.00, American Style (a)	118,772
	47	Mondelez International, Inc., expiring 01/19/18 at $55.00, American Style (a)	3,313
	96	NXP Semiconductors NV, expiring 01/19/18 at $110.00, American Style (a)	19,440
	243	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/19/18 at $26.00, American Style (a)	12,272
EUR	532	Telecom Italia SpA, expiring 12/15/17 at EUR0.90, American Style (a)	—
EUR	264	Telecom Italia SpA, expiring 06/15/18 at EUR0.76, American Style (a)	15,817
	5	Telefonica SA, expiring 06/16/17 at $10.00, American Style (a)	588

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE

		Call Options Purchased — continued
	190	Telefonica SA, expiring 06/16/17 at $12.50, American Style (a)	950
	62	Telefonica SA, expiring 09/15/17 at $10.00, American Style (a)	7,905
EUR	57	thyssenkrupp AG, expiring 09/15/17 at EUR22.00, American Style (a)	9,265
EUR	573	thyssenkrupp AG, expiring 09/15/17 at EUR24.00, American Style (a)	46,705
EUR	93	thyssenkrupp AG, expiring 09/15/17 at EUR26.00, American Style (a)	3,489
	224	Transocean Ltd., expiring 05/19/17 at $17.00, American Style (a)	224
EUR	107	Vivendi SA, expiring 09/15/17 at EUR22.00, American Style (a)	1,041
	118	Vodafone Group plc, expiring 01/19/18 at $28.00, American Style (a)	6,726
	15	William Lyon Homes, expiring 05/19/17 at $20.00, American Style (a)	3,562

		Total Call Options Purchased	1,284,730

		Put Options Purchased — 0.3%
	47	Ctrip.com International Ltd., expiring 01/19/18 at $47.50, American Style (a)	15,510
EUR	23	Deutsche Boerse AG German Stock Index, expiring 06/16/17 at EUR11,600.00, European Style (a)	6,145
	126	DISH Network Corp., expiring 01/19/18 at $40.00, American Style (a)	8,190
	13	Dominion Resources, Inc., expiring 06/16/17 at $72.50, American Style (a)	715
EUR	41	Euro STOXX 50 Index, expiring 06/16/17 at EUR3,300.00, European Style (a)	10,901
	186	Golar LNG Ltd., expiring 01/19/18 at $15.00, American Style (a)	13,950
	258	iShares iBoxx $ High Yield Corporate Bond Index, expiring 05/19/17 at $86.00, American Style (a)	2,709
	79	iShares iBoxx $ High Yield Corporate Bond Index, expiring 06/16/17 at $85.00, American Style (a)	1,935
	91	iShares Russell 2000 Fund, expiring 05/19/17 at $130.00, American Style (a)	1,729
	122	Netflix, Inc., expiring 06/16/17 at $100.00, American Style (a)	549
	48	Palo Alto Networks, Inc., expiring 09/15/17 at $80.00, American Style (a)	5,160
	259	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/19/18 at $25.00, American Style (a)	9,324

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Put Options Purchased — continued
800	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/18/19 at $25.00, American Style (a)	47,200
246	S&P 500 Index, expiring 05/19/17 at $2,275.00, European Style (a)	78,720
12	S&P 500 Index, expiring 05/19/17 at $2,300.00, European Style (a)	5,160
9	S&P 500 Index, expiring 05/30/17 at $2,320.00, European Style (a)	7,920
12	S&P 500 Index, expiring 06/16/17 at $2,250.00, European Style (a)	9,300
238	SunTrust Banks, Inc., expiring 07/21/17 at $60.00, American Style (a)	104,720
217	Telefonica SA, expiring 06/16/17 at $10.00, American Style (a)	2,713
42	Tesla, Inc., expiring 01/19/18 at $110.00, American Style (a)	3,339
EUR 66	Vivendi SA, expiring 06/16/17 at EUR16.00, American Style (a)	869
500	Zions Bancorp, expiring 10/20/17 at $48.00, American Style (a)	432,500
EUR 19	Zodiac Aerospace, expiring 06/16/17 at EUR20.00, American Style (a)	974

	Total Put Options Purchased	770,232

	Total Options Purchased (Cost $2,915,518)	2,054,962

SHARES
Short-Term Investment — 6.5%
	Investment Company — 6.5%
18,926,420	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.580% (b) (l) ^^ (Cost $18,926,420)	18,926,420

	Total Investments, Before Short Positions— 74.2% (Cost $196,291,821)	214,611,836
	Other Assets in Excess of Liabilities — 25.8%	74,558,051

	NET ASSETS — 100.0%	$289,169,887

Short Positions — 29.5%
Common Stocks — 19.8%
	Consumer Discretionary — 4.2%
	Auto Components — 0.2%
7,855	Goodyear Tire & Rubber Co. (The)	284,587
2,500	LCI Industries	252,875

		537,462

SHARES	SECURITY DESCRIPTION	VALUE

	Automobiles — 0.3%
2,304	Tesla, Inc. (a)	723,617

	Diversified Consumer Services — 0.1%
4,815	ServiceMaster Global Holdings, Inc. (a)	183,452

	Hotels, Restaurants & Leisure — 0.9%
4,370	Carnival Corp.	269,935
1,675	Chipotle Mexican Grill, Inc. (a)	794,737
92,207	Del Taco Restaurants, Inc. (a)	1,212,522
3,751	Marriott International, Inc., Class A	354,169

		2,631,363

	Household Durables — 0.5%
6,777	Lennar Corp., Class A	342,239
9,701	Newell Brands, Inc.	463,126
1,500	Whirlpool Corp.	278,520
18,237	William Lyon Homes, Class A (a)	401,214

		1,485,099

	Internet & Direct Marketing Retail — 0.3%
13,844	Ctrip.com International Ltd., (China), ADR (a)	699,261

	Leisure Products — 0.3%
13,049	Brunswick Corp.	740,531

	Media — 1.1%
8,034	Altice NV, (Netherlands), Class A (a)	199,615
893	AMC Entertainment Holdings, Inc., Class A	27,058
3,200	Cinemark Holdings, Inc.	138,240
12,051	DISH Network Corp., Class A (a)	776,566
13,894	Hemisphere Media Group, Inc. (a)	161,865
2,793	Liberty Broadband Corp., Class C (a)	254,610
12,854	Liberty Media Corp.-Liberty Formula One, Class C (a)	450,147
5,475	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	207,995
8,105	Scripps Networks Interactive, Inc., Class A	605,606
4,393	Twenty-First Century Fox, Inc., Class A	134,162

		2,955,864

	Multiline Retail — 0.1%
4,917	Kohl’s Corp.	191,911

	Specialty Retail — 0.3%
840	CarMax, Inc. (a)	49,140
252	Children’s Place, Inc. (The)	28,930
8,059	Gap, Inc. (The)	211,146
312	Lithia Motors, Inc., Class A	29,812
633	Murphy USA, Inc. (a)	44,038
2,645	O’Reilly Automotive, Inc. (a)	656,357

		1,019,423

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	15

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — 0.1%
403	Ralph Lauren Corp.	32,530
857	Swatch Group AG (The), (Switzerland), Class BR	342,859
6,374	Under Armour, Inc., Class A (a)	136,977
2,529	VF Corp.	138,159

		650,525

	Total Consumer Discretionary	11,818,508

	Consumer Staples — 1.4%
	Beverages — 0.1%
1,912	Heineken Holding NV, (Netherlands)	160,234

	Food & Staples Retailing — 0.2%
4,523	Walgreens Boots Alliance, Inc.	391,420
4,074	Wal-Mart Stores, Inc.	306,283

		697,703

	Food Products — 0.2%
40,084	Hostess Brands, Inc. (a)	687,040
452	Kraft Heinz Co. (The)	40,856

		727,896

	Household Products — 0.5%
9,701	Energizer Holdings, Inc.	574,590
11,302	Procter & Gamble Co. (The)	987,004

		1,561,594

	Personal Products — 0.1%
523	L’Oreal SA, (France)	104,155
4,247	Unilever NV, (United Kingdom)	221,863

		326,018

	Tobacco — 0.3%
12,639	British American Tobacco plc, (United Kingdom), ADR	859,958

	Total Consumer Staples	4,333,403

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
11,963	Golar LNG Ltd., (Bermuda)	305,176
3,936	Petroleo Brasileiro SA, (Brazil), ADR (a)	34,361
2,450	Royal Dutch Shell plc, (Netherlands), Class B, ADR	132,594

	Total Energy	472,131

	Financials — 3.2%
	Banks — 2.2%
17,043	Associated Banc-Corp.	424,371

SHARES	SECURITY DESCRIPTION	VALUE

	Banks — continued
16,012	Huntington Bancshares, Inc.	205,914
45,413	SunTrust Banks, Inc.	2,579,913
57,734	TCF Financial Corp.	953,188
57,872	Zions Bancorp	2,316,616

		6,480,002

	Capital Markets — 0.5%
7,300	Hargreaves Lansdown plc, (United Kingdom)	130,327
42,100	Man Group plc, (United Kingdom)	83,784
2,036	SEI Investments Co.	103,246
6,761	T Rowe Price Group, Inc.	479,287
5,476	Virtus Investment Partners, Inc.	582,646

		1,379,290

	Insurance — 0.5%
45,859	Crawford & Co., Class B	500,322
234	Fairfax Financial Holdings Ltd., (Canada)	106,812
18,784	First American Financial Corp.	815,413

		1,422,547

	Total Financials	9,281,839

	Health Care — 0.3%
	Biotechnology — 0.1%
48,073	BioTime, Inc. (a)	163,448
576	United Therapeutics Corp. (a)	72,403

		235,851

	Health Care Equipment & Supplies — 0.0% (g)
691	Varian Medical Systems, Inc. (a)	62,701

	Health Care Providers & Services — 0.0% (g)
629	Anthem, Inc.	111,893

	Pharmaceuticals — 0.2%
685	Allergan plc	167,044
10,394	Depomed, Inc. (a)	124,624
354	Perrigo Co. plc	26,175
19,418	Valeant Pharmaceuticals International, Inc. (a)	179,617

		497,460

	Total Health Care	907,905

	Industrials — 2.2%
	Aerospace & Defense — 1.0%
33,973	Arconic, Inc.	928,482
1,917	Boeing Co. (The)	354,319
2,016	HEICO Corp.	143,242

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Aerospace & Defense — continued
4,864	Spirit AeroSystems Holdings, Inc., Class A	278,026
4,310	TransDigm Group, Inc.	1,063,406
4,770	Triumph Group, Inc.	124,974

		2,892,449

	Air Freight & Logistics — 0.1%
3,765	CH Robinson Worldwide, Inc.	273,715

	Commercial Services & Supplies — 0.1%
6,500	HNI Corp.	303,940

	Construction & Engineering — 0.1%
3,510	Dycom Industries, Inc. (a)	370,867

	Machinery — 0.8%
59,908	Blue Bird Corp. (a)	1,114,289
771	Deere & Co.	86,051
2,735	Douglas Dynamics, Inc.	87,247
3,524	Illinois Tool Works, Inc.	486,629
8,341	Rexnord Corp. (a)	203,520
1,245	Snap-on, Inc.	208,575

		2,186,311

	Trading Companies & Distributors — 0.1%
227	Applied Industrial Technologies, Inc.	14,528
8,929	Nexeo Solutions, Inc. (a)	81,343
970	WW Grainger, Inc.	186,919

		282,790

	Total Industrials	6,310,072

	Information Technology — 5.4%
	Communications Equipment — 0.2%
2,716	ARRIS International plc (a)	70,589
3,500	InterDigital, Inc.	314,650
2,007	Palo Alto Networks, Inc. (a)	217,579

		602,818

	Electronic Equipment, Instruments & Components — 0.4%
9,835	Belden, Inc.	685,499
5,380	MTS Systems Corp. (a)	249,901
2,327	OSI Systems, Inc. (a)	180,110

		1,115,510

	Internet Software & Services — 3.0%
62,815	Alibaba Group Holding Ltd., (China), ADR (a)	7,255,133
2,507	GrubHub, Inc. (a)	107,751
1,283	MercadoLibre, Inc., (Argentina)	293,691
361	SINA Corp., (China) (a)	27,728

SHARES	SECURITY DESCRIPTION	VALUE

	Internet Software & Services — continued
2,655	Tencent Holdings Ltd., (China), ADR	83,234
20,723	Yahoo!, Inc. (a)	999,056

		8,766,593

	IT Services — 0.3%
5,265	ExlService Holdings, Inc. (a)	251,193
10,125	Genpact Ltd.	247,253
7,705	Sykes Enterprises, Inc. (a)	229,686

		728,132

	Semiconductors & Semiconductor Equipment — 0.6%
30,417	Intel Corp.	1,099,575
4,008	ON Semiconductor Corp. (a)	56,833
16,938	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	560,140

		1,716,548

	Software — 0.8%
2,779	Changyou.com Ltd., (China), ADR (a)	90,734
10,883	Paycom Software, Inc. (a)	655,701
12,592	VMware, Inc., Class A (a)	1,185,159
3,526	Workday, Inc., Class A (a)	308,172

		2,239,766

	Technology Hardware, Storage & Peripherals — 0.1%
3,001	Eastman Kodak Co. (a)	33,011
6,041	Electronics For Imaging, Inc. (a)	276,557

		309,568

	Total Information Technology	15,478,935

	Materials — 1.1%
	Chemicals — 0.6%
8,236	AgroFresh Solutions, Inc. (a)	46,204
7,366	HB Fuller Co.	389,146
8,079	Kronos Worldwide, Inc.	141,544
44,386	Rayonier Advanced Materials, Inc.	588,115
3,979	Valspar Corp. (The)	447,399

		1,612,408

	Containers & Packaging — 0.1%
6,665	Bemis Co., Inc.	299,458

	Metals & Mining — 0.4%
5,521	BHP Billiton Ltd., (Australia), ADR	196,548
8,603	Franco-Nevada Corp., (Canada)	585,108
42,065	Vale SA, (Brazil), ADR (a)	345,354

		1,127,010

	Total Materials	3,038,876

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	17

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
11,963	Colony Starwood Homes	413,561
10,491	Host Hotels & Resorts, Inc.	188,313
10,830	Omega Healthcare Investors, Inc.	357,390
12,391	Ventas, Inc.	793,148

	Total Real Estate	1,752,412

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
14,983	AT&T, Inc.	593,776
7,977	CenturyLink, Inc.	204,770
50,846	Telefonica SA, (Spain)	562,354
9,795	Verizon Communications, Inc.	449,688

	Total Telecommunication Services	1,810,588

	Utilities — 0.7%
	Electric Utilities — 0.1%
6,485	Centrais Eletricas Brasileiras SA, (Brazil), ADR (a)	35,862
4,421	Exelon Corp.	153,099

		188,961

	Multi-Utilities — 0.6%
9,474	Consolidated Edison, Inc.	751,099
6,114	Dominion Resources, Inc.	473,407
9,414	SCANA Corp.	624,242

		1,848,748

	Total Utilities	2,037,709

	Total Common Stocks (Proceeds $54,412,242)	57,242,378

SHARES	SECURITY DESCRIPTION	VALUE

Exchange-Traded Funds — 9.7%
	International Equity — 0.2%
1,441	iShares MSCI Germany Fund	42,769
684	iShares MSCI Turkey Fund	27,203
5,420	VanEck Vectors Semiconductor Fund	431,974

	Total International Equity	501,946

	U.S. Equity — 9.5%
10,798	Direxion Daily Gold Miners Index Bull 3X Shares	88,004
31,998	iShares Russell 2000 Fund	4,449,642
39,053	Real Estate Select Sector SPDR Fund	1,236,027
14,280	SPDR S&P MidCap 400 Fund Trust	4,496,058
26,697	SPDR S&P Retail Fund	1,145,568
67,258	SPDR S&P500 Fund Trust	16,012,784
1,614	Utilities Select Sector SPDR Fund	83,444
999	Vanguard REIT Fund	82,707

	Total U.S. Equity	27,594,234

	Total Exchange-Traded Funds (Proceeds $27,372,705)	28,096,180

	Total Securities Sold Short (Proceeds $81,784,947)	85,338,558

Percentages indicated are based on net assets.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	CAC 40 Index^	05/19/17	EUR	511,384	26,638
7	Hang Seng Index^	05/29/17	HKD	1,104,262	25,922
4	Euro Bund^	06/08/17	EUR	704,908	1,941
4	Nikkei 225 Index^	06/08/17	JPY	689,998	(464)
5	TOPIX Index^	06/08/17	JPY	687,303	(4,255)
3	DAX Index^	06/16/17	EUR	1,018,537	37,359
11	DJIA Mini E-CBOT^	06/16/17	USD	1,148,070	5,665
16	E-mini S&P 500^	06/16/17	USD	1,904,400	16,860
24	Euro STOXX 50 Index^	06/16/17	EUR	917,209	40,965
18	FTSE 100 Index^	06/16/17	GBP	1,670,300	(24,786)
8	Mini Russell 2000^	06/16/17	USD	559,360	2,250
19	NASDAQ 100 E-Mini^	06/16/17	USD	2,120,590	58,403
5	LME Copper Futures^	06/19/17	USD	716,125	(24,614)
17	LME Primary Aluminum Futures^	06/19/17	USD	810,582	4,496
10	LME Zinc Futures^	06/19/17	USD	655,063	(50,803)
26	U.S. Treasury Long Bond^	06/21/17	USD	3,977,188	(13,195)
9	Gold 100 OZ Futures^	06/28/17	USD	1,141,470	1,981
15	Long Gilt^	06/28/17	GBP	2,492,029	37,349
6	Silver Futures^	07/27/17	USD	517,860	(22,633)
64	3-Month Euro Euribor^	06/18/18	EUR	17,464,529	734
194	90 Day Eurodollar^	06/18/18	USD	47,692,475	(24,758)
174	90 Day Sterling^	06/20/18	GBP	28,038,200	5,883
	Short Futures Outstanding
(5)	WTI Crude Oil Futures^	05/22/17	USD	(246,650)	14,309
(8)	Natural Gas Futures^	05/26/17	USD	(262,080)	6,503
(22)	Brent Crude Oil Futures^	05/31/17	USD	(1,145,100)	27,169
(8)	Gasoline RBOB Futures^	05/31/17	USD	(520,162)	59,262
(7)	NY Harbor ULSD Futures^	05/31/17	USD	(443,117)	33,623
(1)	Low Sulphur Gas Oil Futures^	06/12/17	USD	(45,550)	524
(10)	10 Year Australian Government Bond^	06/15/17	AUD	(971,337)	(28,301)
(201)	Euro STOXX 50 Index	06/16/17	EUR	(7,681,623)	(407,698)
(2)	LME Copper Futures^	06/19/17	USD	(286,450)	(3,506)
(3)	LME Primary Aluminum Futures^	06/19/17	USD	(143,044)	448
(3)	LME Zinc Futures^	06/19/17	USD	(196,519)	7,998
(10)	Sugar No.11 (World) Futures^	06/30/17	USD	(180,656)	17,434
(8)	Cocoa Futures^	07/14/17	GBP	(148,689)	26,230
(13)	Corn Futures^	07/14/17	USD	(238,225)	3,691
(7)	Hard Red Winter Wheat Futures^	07/14/17	USD	(153,037)	9,782
(13)	Soybean Futures^	07/14/17	USD	(621,563)	(4,797)
(3)	Soybean Oil Futures^	07/14/17	USD	(57,078)	244
(6)	Wheat Futures^	07/14/17	USD	(129,675)	2,159
(2)	Coffee ‘C’ Futures^	07/19/17	USD	(100,050)	5,301

					(128,687)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	19

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
225,675	AUD	Citibank, NA	05/23/17	170,989	168,920	(2,069)
4,116,000	AUD	Morgan Stanley^	06/23/17	3,100,414	3,079,153	(21,261)
119,180	BRL	Deutsche Bank AG†	05/23/17	37,699	37,334	(365)
57,815	CAD	Royal Bank of Canada	05/23/17	42,610	42,366	(244)
28,354	CAD	State Street Corp.	05/23/17	21,101	20,777	(324)
1,136,000	CAD	Morgan Stanley^	06/23/17	845,701	832,875	(12,826)
108,486	CHF	Deutsche Bank AG	05/12/17	108,982	109,100	118
182,555	CHF	Australia and New Zealand Banking Group Ltd.	05/23/17	183,920	183,730	(190)
401,158	CHF	Morgan Stanley	06/21/17	404,073	404,474	401
2,544,000	CHF	Morgan Stanley^	06/23/17	2,577,785	2,565,335	(12,450)
48,030	EUR	Goldman Sachs International	05/23/17	51,328	52,376	1,048
581,944	EUR	Morgan Stanley	06/21/17	627,314	635,568	8,254
1,459,000	EUR	Morgan Stanley^	06/23/17	1,585,997	1,593,606	7,609
22,631	GBP	Royal Bank of Canada	05/23/17	29,024	29,330	306
201,118	GBP	Morgan Stanley	06/21/17	248,128	260,871	12,743
1,736,000	GBP	Morgan Stanley^	06/23/17	2,215,245	2,251,923	36,678
11,117,557	HUF	Barclays Bank plc	05/23/17	38,899	38,695	(204)
139,343	ILS	Deutsche Bank AG	05/23/17	38,371	38,500	129
7,073,698	JPY	Royal Bank of Canada	05/23/17	65,142	63,506	(1,636)
33,118,866	JPY	Morgan Stanley	06/21/17	299,510	297,704	(1,806)
650,324,000	JPY	Morgan Stanley^	06/23/17	5,900,275	5,846,253	(54,022)
764,890	MXN	Merrill Lynch International	05/23/17	41,050	40,474	(576)
30,153,000	MXN	Morgan Stanley^	06/23/17	1,569,691	1,587,609	17,918
1,485,339	NOK	Merrill Lynch International	05/23/17	173,415	173,044	(371)
62,416	NZD	Deutsche Bank AG	05/23/17	43,100	42,831	(269)
2,105,000	NZD	Morgan Stanley^	06/23/17	1,454,469	1,443,353	(11,116)
161,344	PLN	Barclays Bank plc	05/23/17	41,614	41,581	(33)
2,238,256	RUB	Deutsche Bank AG†	05/23/17	39,586	39,120	(466)
714,600	SEK	Merrill Lynch International	05/23/17	79,649	80,771	1,122
1,341,115	THB	Australia and New Zealand Banking Group Ltd.	05/23/17	38,932	38,766	(166)
138,752	TRY	Deutsche Bank AG	05/23/17	37,233	38,824	1,591
1,176,933	TWD	Deutsche Bank AG†	05/23/17	39,218	38,986	(232)
501,109	ZAR	BNP Paribas	05/23/17	37,334	37,350	16
				22,187,798	22,155,105	(32,693)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
225,675	AUD	BNP Paribas	05/23/17	169,240	168,920	320
55,989	AUD	Citibank, NA	05/23/17	42,421	41,908	513
737,000	AUD	Morgan Stanley^	06/23/17	559,824	551,345	8,479
205,000	AUD	Morgan Stanley	06/30/17	154,314	153,341	973
119,180	BRL	Deutsche Bank AG†	05/23/17	37,279	37,334	(55)
12,271	CAD	Australia and New Zealand Banking Group Ltd.	05/23/17	9,099	8,992	107
378,614	CAD	State Street Corp.	05/23/17	283,867	277,445	6,422
4,850,000	CAD	Morgan Stanley^	06/23/17	3,620,111	3,555,850	64,261

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
182,555	CHF	Citibank, NA	05/23/17	182,271	183,730	(1,459)
1,161,767	CHF	Morgan Stanley	06/21/17	1,161,306	1,171,371	(10,065)
3,943,000	CHF	Morgan Stanley^	06/23/17	3,933,620	3,976,066	(42,446)
3,084,035	EUR	Deutsche Bank AG	05/12/17	3,320,263	3,361,108	(40,845)
48,030	EUR	Deutsche Bank AG	05/23/17	52,413	52,376	37
35,729	EUR	Goldman Sachs International	05/23/17	38,183	38,962	(779)
1,798,329	EUR	Morgan Stanley	06/21/17	1,930,241	1,963,759	(33,518)
4,568,000	EUR	Morgan Stanley^	06/23/17	4,869,717	4,989,431	(119,714)
940,000	EUR	Morgan Stanley	06/30/17	1,009,137	1,027,094	(17,957)
3,252,000	GBP	Deutsche Bank AG	05/12/17	4,169,883	4,213,199	(43,316)
22,631	GBP	Goldman Sachs International	05/23/17	28,383	29,330	(947)
68,442	GBP	Morgan Stanley	06/21/17	83,926	88,776	(4,850)
3,120,000	GBP	Morgan Stanley^	06/23/17	3,833,603	4,047,232	(213,629)
308,000	HKD	Morgan Stanley	06/30/17	39,711	39,648	63
11,117,557	HUF	Merrill Lynch International	05/23/17	37,888	38,696	(808)
139,343	ILS	Citibank, NA	05/23/17	38,135	38,500	(365)
7,073,698	JPY	Deutsche Bank AG	05/23/17	63,661	63,506	155
1,240,585	JPY	Royal Bank of Canada	05/23/17	11,425	11,138	287
33,118,866	JPY	Morgan Stanley	06/21/17	290,746	297,704	(6,958)
247,119,000	JPY	Morgan Stanley^	06/23/17	2,189,929	2,221,540	(31,611)
2,223,756	JPY	Morgan Stanley	06/28/17	20,566	19,995	571
764,890	MXN	Credit Suisse International	05/23/17	40,278	40,474	(196)
11,827,000	MXN	Morgan Stanley^	06/23/17	594,604	622,713	(28,109)
1,485,339	NOK	Merrill Lynch International	05/23/17	173,902	173,044	858
62,416	NZD	Australia and New Zealand Banking Group Ltd.	05/23/17	43,676	42,831	845
2,601,000	NZD	Morgan Stanley^	06/23/17	1,805,562	1,783,447	22,115
161,344	PLN	Merrill Lynch International	05/23/17	40,625	41,581	(956)
2,238,256	RUB	Deutsche Bank AG†	05/23/17	39,448	39,120	328
5,700,000	SEK	Deutsche Bank AG	05/12/17	638,214	643,874	(5,660)
714,600	SEK	Credit Suisse International	05/23/17	81,577	80,772	805
1,341,115	THB	Australia and New Zealand Banking Group Ltd.	05/23/17	39,021	38,766	255
138,752	TRY	Merrill Lynch International	05/23/17	38,334	38,823	(489)
1,176,933	TWD	Deutsche Bank AG†	05/23/17	38,728	38,987	(259)
501,109	ZAR	Merrill Lynch International	05/23/17	37,957	37,350	607
				35,793,088	36,290,078	(496,990)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	21

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OPTIONS WRITTEN

Call Options Written
DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
3M Co., American Style		180.00	01/19/18	111	(220,058)		116,939
Akzo Nobel NV, American Style	EUR	80.00	06/16/17	11	(4,165)	EUR	3,283
Comcast Corp., American Style		37.50	09/15/17	702	(203,579)		161,066
General Mills, Inc., American Style		62.50	07/21/17	421	(18,945)		134,510
Mondelez International, Inc., American Style		42.00	01/19/18	119	(63,963)		81,932
Telecom Italia SpA, American Style	EUR	1.20	12/15/17	532	—	EUR	11,587
Vmware, Inc., American Style		87.50	05/19/17	10	(6,650)		5,500
Vmware, Inc., American Style		90.00	06/16/17	28	(15,960)		13,956
Vmware, Inc., American Style		90.00	10/20/17	58	(44,950)		37,526

					(578,270)

Put Options Written
DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
American International Group, Inc., American Style		52.50	01/19/18	23	(3,692)		3,735
E.ON SE, American Style	EUR	6.00	12/15/17	344	(6,757)	EUR	12,484
S&P 500 Index, European Style		2,200.00	05/19/17	12	(1,680)		7,614
thyssenkrupp AG, American Style	EUR	18.00	09/15/17	57	(2,150)	EUR	1,870
thyssenkrupp AG, American Style	EUR	19.00	09/15/17	93	(5,534)	EUR	3,887

					(19,813)

Credit Default Swaps — Buy Protection Credit indices: [1]

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF APRIL 30, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Morgan Stanley:
CMBX.NA.BBB-.6	3.000% Monthly	05/11/63	5.595%	202,000	22,509	(29,128)

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

Total Return Swaps Outstanding at April 30, 2017
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	NOTIONAL VALUE	TERMINATION DATE	VALUE
Morgan Stanley Capital Services:
Alibaba Group Holding Ltd.	Total return on the position at termination	Federal funds floating rate at termination	(597,645)	12/17/2018	(178,238)
Yahoo!, Inc.	Total return on the position at termination	Federal funds floating rate at termination	1,600,732	12/17/2018	397,332
Yahoo!, Inc.	Total return on the position at termination	Federal funds floating rate at termination	2,235,640	08/09/2021	328,551

			3,238,727		547,645

Total Return Basket Swaps* Outstanding at April 30, 2017
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	07/25/2017	112,723
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	12/19/2017	33,904
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	04/03/2018	(3,336)
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	09/01/2017	87,227
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	03/11/2019	(56,705)
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	04/29/2019	(762)**

			173,051

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details
**	This represents the value of the swap subsequent to reset.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	23

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
Brent	— Broom, Rannoch, Etieve, Ness, Tarbat
BRL	— Brazilian Real
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
CBOT	— Chicago Board of Trade
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
DAX	— Deutscher Aktien Index
DJIA	— Dow Jones Industrial Average
ETN	— Exchange-Traded Note
EUR	— Euro
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
GNMA	— Government National Mortgage Association
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of April 30, 2017. The rate may be subject to a cap and floor.

ILS	— Israeli Shekel
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
LME	— London Metal Exchange
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
MXN	— Mexican Peso
NASDAQ	— National Assosiation of Securities Dealers Automated Quotation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RBOB	— Reformulated gasoline blendstock for oxygen blending
REIT	— Real Estate Investment Trust.
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SEK	— Swedish Krona

SPDR	— Standard & Poor’s Depositary Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of April 30, 2017.
THB	— Thai Baht
TOPIX	— Tokyo Stock Price Index
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ULSD	— Ultra Low Sulfur Diesel
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of April 30, 2017.
WTI	— West Texas Intermediate
ZAR	— South African Rand
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of April 30, 2017.
(m)	— All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(r)	— Rates shown are per annum and payments are as described.
^	— Represents positions held in the Subsidiary.
^^	— A portion of the position is held by the Subsidiary.
†	— Non-deliverable forward. See Note 2.C.(3). in the Notes to Consolidated Financial Statements.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 0.9%
Media — 0.7%
ITV plc (United Kingdom)	221,136	622,931	601,407	(21,524)
JCDecaux SA (France)	2,559	89,540	90,332	792
Publicis Groupe SA (France)	17,447	1,247,691	1,259,605	11,914

	241,142	1,960,162	1,951,344	(8,818)

Specialty Retail — 0.0% (g)
Sports Direct International plc (United Kingdom) (a)	33,969	138,554	134,892	(3,662)
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group plc (United Kingdom)	30,031	619,273	627,596	8,323

Total Consumer Discretionary	305,142	2,717,989	2,713,832	(4,157)

Consumer Staples — 0.8%
Food Products — 0.8%
Danone SA (France)	16,225	1,125,625	1,135,522	9,897
Nestle SA (Registered) (Switzerland)	16,049	1,219,421	1,236,102	16,681

Total Consumer Staples	32,274	2,345,046	2,371,624	26,578

Financials — 1.1%
Banks — 0.8%
Barclays plc (United Kingdom)	193,780	521,899	530,649	8,750
BNP Paribas SA (France)	14,404	952,170	1,016,594	64,424
Societe Generale SA (France)	16,349	810,669	896,460	85,791

	224,533	2,284,738	2,443,703	158,965

Capital Markets — 0.0% (g)
Anima Holding SpA (Italy)	5,511	32,928	36,026	3,098
Insurance — 0.3%
Admiral Group plc (United Kingdom)	5,499	143,175	143,198	23
RSA Insurance Group plc (United Kingdom)	77,829	575,334	600,445	25,111

	83,328	718,509	743,643	25,134

Total Financials	313,372	3,036,175	3,223,372	187,197

Health Care — 0.0% (g)
Health Care Equipment & Supplies — 0.0% (g)
Smith & Nephew plc (United Kingdom)	3,561	56,660	58,505	1,845
Industrials — 0.6%
Airlines — 0.4%
Ryanair Holdings plc (Ireland) (a)	58,569	977,303	1,014,355	37,052
Industrial Conglomerates — 0.2%
Smiths Group plc (United Kingdom)	31,268	644,568	664,710	20,142

Total Industrials	89,837	1,621,871	1,679,065	57,194

Materials — 1.0%
Chemicals — 0.4%
Croda International plc (United Kingdom)	2,392	109,043	116,594	7,551
Syngenta AG (Registered) (Switzerland) (a)	2,619	1,199,151	1,217,137	17,986

	5,011	1,308,194	1,333,731	25,537

Construction Materials — 0.6%
LafargeHolcim Ltd. (Registered) (Switzerland) (a)	29,522	1,731,281	1,674,147	(57,134)

Total Materials	34,533	3,039,475	3,007,878	(31,597)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	25

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Iliad SA (France)	4,099	948,626	994,925	46,299

Total Long Positions of Total Return Basket Swap	782,818	13,765,842	14,049,201	283,359

Short Positions

Common Stocks
Consumer Discretionary — 1.6%
Media — 0.1%
WPP plc (United Kingdom)	17,690	389,758	378,805	10,953
Multiline Retail — 0.4%
Marks & Spencer Group plc (United Kingdom)	244,475	1,120,441	1,160,316	(39,875)
Specialty Retail — 0.3%
Industria de Diseno Textil SA (Spain)	15,342	571,835	587,924	(16,089)
JD Sports Fashion plc (United Kingdom)	31,540	181,585	181,872	(287)

	46,882	753,420	769,796	(16,376)

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	2,886	560,358	578,610	(18,252)
Kering (France)	1,152	314,876	357,072	(42,196)
LVMH Moet Hennessy Louis Vuitton SE (France)	5,937	1,341,201	1,465,661	(124,460)

	9,975	2,216,435	2,401,343	(184,908)

Total Consumer Discretionary	319,022	4,480,054	4,710,260	(230,206)

Consumer Staples — 0.4%
Food & Staples Retailing — 0.2%
Koninklijke Ahold Delhaize NV (Netherlands)	20,228	413,068	419,029	(5,961)
Personal Products — 0.2%
Unilever NV (United Kingdom)	10,844	564,341	568,068	(3,727)

Total Consumer Staples	31,072	977,409	987,097	(9,688)

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Eni SpA (Italy)	18,660	298,345	289,435	8,910
Health Care — 0.1%
Pharmaceuticals — 0.1%
GlaxoSmithKline plc (United Kingdom)	11,165	225,967	224,728	1,239
Roche Holding AG (Switzerland)	530	134,761	138,682	(3,921)

Total Health Care	11,695	360,728	363,410	(2,682)

Industrials — 0.2%
Airlines — 0.1%
Deutsche Lufthansa AG (Registered) (Germany) (a)	13,652	236,506	235,528	978
Trading Companies & Distributors — 0.1%
Bunzl plc (United Kingdom)	12,895	385,985	401,990	(16,005)

Total Industrials	26,547	622,491	637,518	(15,027)

Materials — 0.1%
Chemicals — 0.1%
Givaudan SA (Registered) (Switzerland)	195	374,513	375,709	(1,196)
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Registered) (Germany)	21,222	367,919	372,251	(4,332)
Orange SA (France)	21,109	323,106	326,711	(3,605)

Total Telecommunication Services	42,331	691,025	698,962	(7,937)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stock — continued
Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Electricite de France SA (France)	10,363	83,548	86,508	(2,960)

Total Short Positions of Total Return Basket Swap	459,885	7,888,113	8,148,899	(260,786)

Total of Long and Short Positions of Total Return Basket Swap	322,933	5,877,729	5,900,302	22,573

Cash and Other Receivables/(Payables)(4)				57,478

Financing Costs				(1,468)

Net Dividends Receivable/(Payable)				34,140

Outstanding Swap contract, at value				112,723

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Energy — 0.0% (g)
Oil, Gas & Consumable Fuels — 0.0% (g)
Clayton Williams Energy, Inc. (a)	124	16,842	15,483	(1,359)
Western Refining, Inc.	467	16,093	16,107	14

Total Energy	591	32,935	31,590	(1,345)

Total Long Positions of Total Return Basket Swap	591	32,935	31,590	(1,345)

Short Positions

Common Stock
Industrials — 0.0% (g)
Transportation Infrastructure — 0.0% (g)
Abertis Infraestructuras SA (Spain)	1	18	17	1

Total of Long and Short Positions of Total Return Basket Swap	590	32,917	31,573	(1,344)

Cash and Other Receivables/(Payables)(4)				30,471

Financing Costs				(669)

Net Dividends Receivable/(Payable)				5,446

Outstanding Swap contract, at value				33,904

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Energy — 0.0% (g)
Oil, Gas & Consumable Fuels — 0.0% (g)
Clayton Williams Energy, Inc. (a)	407	55,279	50,821	(4,458)
Western Refining, Inc.	855	29,463	29,489	26

Total Energy	1,262	84,742	80,310	(4,432)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	27

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Right
Consumer Discretionary — 0.0% (g)
Media — 0.0% (g)
Media Gen, Inc., CVR	1,906	—	—	—

Total Long Positions of Total Return Basket Swap	3,168	84,742	80,310	(4,432)

Cash and Other Receivables/(Payables) (4)				2,651

Financing Costs				(187)

Net Dividends Receivable/(Payable)				(1,368)

Outstanding Swap contract, at value				(3,336)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Industrials — 0.2%
Construction & Engineering — 0.1%
Taisei Corp. (Japan)	28,984	197,665	221,015	23,350
Machinery — 0.1%
Komatsu Ltd. (Japan)	8,499	182,508	227,106	44,598
Mitsubishi Heavy Industries Ltd. (Japan)	44,409	182,666	177,941	(4,725)

	52,908	365,174	405,047	39,873

Total Industrials	81,892	562,839	626,062	63,223

Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Hitachi Ltd. (Japan)	36,211	183,619	200,043	16,424

Total Long Positions of Total Return Basket Swap	118,103	746,458	826,105	79,647

Cash and Other Receivables/(Payables) (4)				(3,219)

Financing Costs				(1,298)

Net Dividends Receivable/(Payable)				12,097

Outstanding Swap contract, at value				87,227

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stock
Information Technology — 0.3%
IT Services — 0.3%
Wirecard AG (Germany)	15,531	897,660	918,356	20,696

Short Positions

Common Stocks
Consumer Discretionary — 0.8%
Household Durables — 0.3%
Garmin Ltd.	20,300	999,857	1,032,052	(32,195)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Media — 0.5%
Omnicom Group, Inc.	12,054	1,014,454	989,874	24,580
SES SA (Luxembourg)	16,964	401,001	370,776	30,225

	29,018	1,415,455	1,360,650	54,805

Total Consumer Discretionary	49,318	2,415,312	2,392,702	22,610

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Kroger Co. (The)	10,000	298,346	296,500	1,846
Industrials — 0.3%
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc.	6,982	297,082	304,555	(7,473)
Trading Companies & Distributors — 0.2%
WW Grainger Inc.	3,400	655,394	655,180	214

Total Industrials	10,382	952,476	959,735	(7,259)

Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.0% (g)
Knowles Corp. (a)	5,073	95,981	89,944	6,037
Internet Software & Services — 0.0% (g)
2U, Inc. (a)	2,005	83,649	91,027	(7,378)
IT Services — 0.4%
International Business Machines Corp.	6,291	1,039,694	1,008,384	31,310
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	14,850	534,254	536,828	(2,574)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	16,400	523,995	542,348	(18,353)

	31,250	1,058,249	1,079,176	(20,927)

Software — 0.1%
Ultimate Software Group, Inc. (The) (a)	1,841	369,056	373,116	(4,060)

Total Information Technology	46,460	2,646,629	2,641,647	4,982

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.	27,233	690,314	699,071	(8,757)
Exchange-Traded Fund
U.S. Equity — 0.4%
iShares Russell 2000 Fund	8,150	1,102,614	1,133,339	(30,725)

Total Short Positions of Total Return Basket Swap	151,543	8,105,691	8,122,994	(17,303)

Total of Long and Short Positions of Total Return Basket Swap	136,012	7,208,031	7,204,638	3,393

Cash and Other Receivables/(Payables) (4)				(60,801)

Financing Costs				703

Net Dividends Receivable/(Payable)				—

Outstanding Swap contract, at value				(56,705)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	29

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 0.8%
Hotels, Restaurants & Leisure — 0.1%
Tatts Group Ltd. (Australia)	91,391	294,264	294,007	(257)
Media — 0.6%
Sky plc (United Kingdom)	144,784	1,860,240	1,859,940	(300)
Multiline Retail — 0.1%
Intime Retail Group Co. Ltd. (China)	231,297	292,900	292,610	(290)

Total Consumer Discretionary	467,472	2,447,404	2,446,557	(847)

Consumer Staples — 0.4%
Food & Staples Retailing — 0.3%
Booker Group plc (United Kingdom)	368,549	926,048	926,048	—
Household Products — 0.1%
Svenska Cellulosa AB SCA (Sweden), Class B	3,017	99,939	99,885	(54)

Total Consumer Staples	371,566	1,025,987	1,025,933	(54)

Health Care — 0.9%
Biotechnology — 0.5%
Actelion Ltd. (Switzerland), Class N (a)	5,012	1,419,798	1,419,227	(571)
Health Care Providers & Services — 0.3%
Celesio AG (Germany)	32,529	914,193	917,028	2,835
Pharmaceuticals — 0.1%
STADA Arzneimittel AG (Germany)	4,782	338,743	338,854	111

Total Health Care	42,323	2,672,734	2,675,109	2,375

Information Technology — 0.2%
Software — 0.2%
Micro Focus International plc (United Kingdom)	13,934	467,064	466,858	(206)

Materials — 0.5%
Chemicals — 0.5%
Akzo Nobel NV (Netherlands)	1,140	99,692	99,707	15
Syngenta AG (Registered) (Switzerland) (a)	2,962	1,377,065	1,376,541	(524)

Total Materials	4,102	1,476,757	1,476,248	(509)

Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Global Logistic Properties Ltd. (Singapore)	163,492	337,013	336,824	(189)
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.0% (g)
SFR Group SA (France) (a)	1,804	59,071	59,061	(10)
Wireless Telecommunication Services — 0.2%
Vodafone Group plc (United Kingdom)	208,054	536,383	535,873	(510)

Total Telecommunication Services	209,858	595,454	594,934	(520)

Utilities — 0.8%
Independent Power & Renewable Electricity Producers — 0.0% (g)
EDP Renovaveis SA (Spain)	8,667	66,040	66,048	8
Multi-Utilities — 0.8%
DUET Group (Australia)	559,795	1,265,907	1,264,948	(959)
E.ON SE (Germany)	122,943	958,478	958,389	(89)

	682,738	2,224,385	2,223,337	(1,048)

Total Utilities	691,405	2,290,425	2,289,385	(1,040)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Master Limited Partnership
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
ONEOK Partners LP	6,378	328,212	328,212	—

Total Long Positions of Total Return Basket Swap	1,970,530	11,641,050	11,640,060	(990)

Short Positions

Common Stocks
Consumer Discretionary — 0.0% (g)
Hotels, Restaurants & Leisure — 0.0% (g)
Tabcorp Holdings Ltd. (Australia)	17,667	62,838	62,767	71
Media — 0.0% (g)
Altice NV (Netherlands), Class A (a)	2,571	63,868	63,880	(12)

Total Consumer Discretionary	20,238	126,706	126,647	59

Consumer Staples — 0.3%
Food & Staples Retailing — 0.3%
Tesco plc (United Kingdom) (a)	317,670	753,975	753,899	76
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
ONEOK, Inc.	6,284	330,601	330,601	—
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Proximus SADP (Belgium)	3,918	119,863	119,828	35
Swisscom AG (Registered) (Switzerland)	592	258,219	258,161	58

Total Telecommunication Services	4,510	378,082	377,989	93

Total Short Positions of Total Return Basket Swap	348,702	1,589,364	1,589,136	228

Total of Long and Short Positions of Total Return Basket Swap	1,621,828	10,051,686	10,050,924	(762)

Outstanding Swap contract, at value				(762)

(1)	— Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	— Current value represents market value as of April 30, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	— Value represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(4)	— Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
CVR	— Contingent Value Rights
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	31

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited)

Multi-Manager Alternatives Fund
ASSETS:
Investments in non-affiliates, at value	$195,685,416
Investments in affiliates, at value	18,926,420

Total investment securities, at value	214,611,836
Restricted cash	13,131,668
Cash	54,413,594
Foreign currency, at value	3,000,090
Deposits at broker	85,121,930
Receivables:
Investment securities sold	13,377,535
Fund shares sold	537,966
Interest from non-affiliates	567,338
Dividends from affiliates	9,411
Tax reclaims	10,303
Variation margin on futures contracts	2,308,032
Unrealized appreciation on forward foreign currency exchange contracts	195,934
Outstanding swap contracts, at value	982,246
Due from counterparty for swap contracts	248,113

Total Assets	388,515,996

LIABILITIES:
Payables:
Foreign currency due to custodian, at value	3,053,625
Securities sold short, at value	85,338,558
Dividend expense to non-affiliates on securities sold short	89,624
Investment securities purchased	8,364,320
Interest expense to non-affiliates on securities sold short	13,262
Fund shares redeemed	446,853
Unrealized depreciation on forward foreign currency exchange contracts	725,617
Outstanding options written, at fair value	598,083
Outstanding swap contracts, at value	239,041
Accrued liabilities:
Investment advisory fees	295,242
Administration fees	1,460
Distribution fees	6,199
Service fees	56,120
Custodian and accounting fees	11,428
Other	106,677

Total Liabilities	99,346,109

Net Assets	$289,169,887

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

Multi-Manager Alternatives Fund
NET ASSETS:
Paid-in-Capital	$284,444,245
Accumulated undistributed (distributions in excess of) net investment income	(2,352,209)
Accumulated net realized gains (losses)	(7,775,869)
Net unrealized appreciation (depreciation)	14,853,720

Total Net Assets	$289,169,887

Net Assets:
Class A	$26,316,879
Class C	1,116,305
Class I (formerly Select Class)	243,911,208
Class R5	890,830
Class R6	16,934,665

Total	$289,169,887

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,741,083
Class C	74,761
Class I (formerly Select Class)	16,030,357
Class R5	58,251
Class R6	1,106,123

Net Asset Value (a):
Class A — Redemption price per share	$15.12
Class C — Offering price per share (b)	14.93
Class I (formerly Select Class) — Offering and redemption price per share	15.22
Class R5— Offering and redemption price per share	15.29
Class R6 — Offering and redemption price per share	15.31
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.96

Cost of investments in non-affiliates	$177,365,401
Cost of investments in affiliates	18,926,420
Cost of foreign currency	2,985,574
Proceeds from securities sold short	81,784,947
Premiums paid on swaps	29,128
Premiums paid from options written	597,848

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	33

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

Multi-Manager Alternatives Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,260,320
Interest income from affiliates	38,516
Dividend income from non-affiliates	1,177,973
Dividend income from affiliates	42,911
Foreign taxes withheld	(4,234)

Total investment income	2,515,486

EXPENSES:
Investment advisory fees	2,683,229
Administration fees	139,331
Distribution fees:
Class A	39,389
Class C	4,380
Service fees:
Class A	39,389
Class C	1,460
Class I (formerly Select Class)	324,988
Class R5	253
Custodian and accounting fees	337,824
Interest expense to non-affiliates	1,164
Interest expense to affiliates	10,704
Professional fees	91,509
Trustees’ and Chief Compliance Officer’s fees	21,146
Printing and mailing costs	47,602
Registration and filing fees	69,465
Transfer agency fees (See Note 2.H.)	2,849
Sub-transfer agency fees (See Note 2.H.)	34,580
Other	21,310
Dividend expense to non-affiliates on securities sold short	927,946
Interest expense to non-affiliates on securities sold short	205,086

Total expenses	5,003,604

Less fees waived	(806,864)
Less earnings credits	(1,141)
Less expense reimbursements	(13)

Net expenses	4,195,586

Net investment income (loss)	(1,680,100)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	9,781,820
Investments in affiliates	(46)
Futures	(1,832,257)
Securities sold short	(9,884,352)
Foreign currency transactions	362,945
Options written	317,571
Swaps	1,719,822

Net realized gain (loss)	465,503

Distributions of capital gains received from investment company non-affiliates	7,982
Distributions of capital gains received from investment company affiliates	1

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	10,539,177
Investments in affiliates	(1,238)
Futures	424,962
Foreign currency translations	(872,929)
Options Written	(77,030)
Securities sold short	(3,193,738)
Swaps	633,335

Change in net unrealized appreciation/depreciation	7,452,539

Net realized/unrealized gains (losses)	7,926,025

Change in net assets resulting from operations	$6,245,925

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Multi-Manager Alternatives Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(1,680,100)	$(4,077,606)
Net realized gain (loss)	465,503	(809,901)
Distributions of capital gains received from investment company non-affiliates	7,982	4,162
Distributions of capital gains received from investment company affiliates	1	—
Change in net unrealized appreciation/depreciation	7,452,539	2,640,784

Change in net assets resulting from operations	6,245,925	(2,242,561)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net realized gains	—	(838,711)
Class C
From net realized gains	—	(12,860)
Class I (formerly Select Class)
From net realized gains	—	(2,059,380)
Class R5
From net realized gains	—	(7,098)
Class R6
From net realized gains	—	(254,974)

Total distributions to shareholders	—	(3,173,023)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(55,099,753)	130,220,545

NET ASSETS:
Change in net assets	(48,853,828)	124,804,961
Beginning of period	338,023,715	213,218,754

End of period	$289,169,887	$338,023,715

Accumulated undistributed (distributions in excess of) net investment income	$(2,352,209)	$(672,109)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	35

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Multi-Manager Alternatives Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,207,265	$24,363,673
Distributions reinvested	—	838,496
Cost of shares redeemed	(13,492,390)	(45,298,416)

Change in net assets resulting from Class A capital transactions	$(10,285,125)	$(20,096,247)

Class C
Proceeds from shares issued	$8,385	$677,594
Distributions reinvested	—	12,234
Cost of shares redeemed	(89,926)	(314,408)

Change in net assets resulting from Class C capital transactions	$(81,541)	$375,420

Class I (formerly Select Class)
Proceeds from shares issued	$38,298,160	$190,485,099
Distributions reinvested	—	1,927,752
Cost of shares redeemed	(80,048,925)	(44,405,865)

Change in net assets resulting from Class I capital transactions	$(41,750,765)	$148,006,986

Class R5
Proceeds from shares issued	$141	$364,274
Distributions reinvested	—	7,098

Change in net assets resulting from Class R5 capital transactions	$141	$371,372

Class R6
Proceeds from shares issued	$128,527	$1,870,061
Distributions reinvested	—	254,974
Cost of shares redeemed	(3,110,990)	(562,021)

Change in net assets resulting from Class R6 capital transactions	$(2,982,463)	$1,563,014

Total change in net assets resulting from capital transactions	$(55,099,753)	$130,220,545

SHARE TRANSACTIONS:
Class A
Issued	213,569	1,626,299
Reinvested	—	56,237
Redeemed	(897,763)	(3,030,823)

Change in Class A Shares	(684,194)	(1,348,287)

Class C
Issued	553	45,768
Reinvested	—	825
Redeemed	(6,041)	(21,169)

Change in Class C Shares	(5,488)	25,424

Class I (formerly Select Class)
Issued	2,546,685	12,734,779
Reinvested	—	128,860
Redeemed	(5,318,105)	(2,967,499)

Change in Class I Shares	(2,771,420)	9,896,140

Class R5
Issued	—	24,444
Reinvested	—	474

Change in Class R5 Shares	—	24,918

Class R6
Issued	8,237	125,221
Reinvested	—	16,998
Redeemed	(204,256)	(37,418)

Change in Class R6 Shares	(196,019)	104,801

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

36	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	37

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss) (b)(c)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Multi-Manager Alternatives Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$14.84	$(0.10)		$0.38	$0.28	$—
Year Ended October 31, 2016	15.23	(0.24)		0.06	(0.18)	(0.21)
November 3, 2014 (i) through October 31, 2015	15.00	(0.11	)(j)	0.34	0.23	—

Class C
Six Months Ended April 30, 2017 (Unaudited)	14.69	(0.13)		0.37	0.24	—
Year Ended October 31, 2016	15.16	(0.31)		0.05	(0.26)	(0.21)
November 3, 2014 (i) through October 31, 2015	15.00	(0.39	)(j)	0.55	0.16	—

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	14.92	(0.08)		0.38	0.30	—
Year Ended October 31, 2016	15.27	(0.20)		0.06	(0.14)	(0.21)
November 3, 2014 (i) through October 31, 2015	15.00	(0.28	)(j)	0.55	0.27	—

Class R5
Six Months Ended April 30, 2017 (Unaudited)	14.98	(0.06)		0.37	0.31	—
Year Ended October 31, 2016	15.31	(0.17)		0.05	(0.12)	(0.21)
November 3, 2014 (i) through October 31, 2015	15.00	(0.26	)(j)	0.57	0.31	—

Class R6
Six Months Ended April 30, 2017 (Unaudited)	14.99	(0.06)		0.38	0.32	—
Year Ended October 31, 2016	15.31	(0.16)		0.05	(0.11)	(0.21)
November 3, 2014 (i) through October 31, 2015	15.00	(0.18	)(j)	0.49	0.31	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 2.20% and 2.75% for the six months ended April 30, 2017, 2.17% and 2.84% for the year ended October 31, 2016 and 2.30% and 3.80% for the period ended October 31, 2015, Class C are 2.69% and 3.25% for the six months ended April 30, 2017, 2.67% and 3.36% for the year ended October 31, 2016 and 2.81% and 4.17% for the period ended October 31, 2015, Class I are 1.95% and 2.46% for the six months ended April 30, 2017, 1.92% and 2.52% for the year ended October 31, 2016 and 2.06% and 3.40% for the period ended October 31, 2015, Class R5 are 1.75% and 2.26% for the six months ended April 30, 2017, 1.72% and 2.38% for the year ended October 31, 2016 and 1.85% and 3.21% for the period ended October 31, 2015, and Class R6 are 1.70% and 2.19% for the six months ended April 30, 2017, 1.67% and 2.27% for the year ended October 31, 2016 and 1.82% and 3.20% for the period ended October 31, 2015, respectively.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)	Does not include expenses of Underlying Funds.
(i)	Commencement of operations.
(j)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2015.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

38	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period	Net expenses (including dividend and interest expense for securities sold short) (f)(g)(h)		Net investment income (loss) (c)(h)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (f)(h)		Portfolio turnover rate (d)	Portfolio turnover rate (including short sales) (d)

$15.12	1.89%	$26,316,879	2.92%		(1.33)%		3.47%		110%	201%
14.84	(1.17)	35,983,688	3.09		(1.71)		3.76		244	453
15.23	1.53	57,491,369	3.15	(k)	(0.28	)(j)(k)	4.65	(k)	255	536

14.93	1.63	1,116,305	3.41		(1.79)		3.97		110	201
14.69	(1.71)	1,179,133	3.59		(2.10)		4.28		244	453
15.16	1.07	831,392	3.66	(k)	(2.59	)(j)(k)	5.02	(k)	255	536

15.22	2.01	243,911,208	2.67		(1.06)		3.18		110	201
14.92	(0.90)	280,467,491	2.84		(1.29)		3.44		244	453
15.27	1.80	136,048,748	2.91	(k)	(1.88	)(j)(k)	4.25	(k)	255	536

15.29	2.07	890,830	2.47		(0.84)		2.98		110	201
14.98	(0.77)	872,513	2.64		(1.10)		3.30		244	453
15.31	2.07	510,243	2.70	(k)	(1.74	)(j)(k)	4.06	(k)	255	536

15.31	2.13	16,934,665	2.42		(0.82)		2.91		110	201
14.99	(0.70)	19,520,890	2.59		(1.11)		3.19		244	453
15.31	2.07	18,337,002	2.67	(k)	(0.85	)(j)(k)	4.05	(k)	255	536

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited)

1. Organization

JPMorgan Trust III (the “Trust”) was formed on November 14, 2013, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 13, 2013, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Multi-Manager Alternatives Fund	Class A, Class C, Class I*, Class R5 and Class R6	Non-Diversified

*	Effective April 3, 2017, Select Class was renamed Class I.

The Fund commenced investment operations on November 3, 2014. Prior to November 3, 2014, the Fund had no significant operations other than matters relating to the organization and registration of the Trust and the issuance of 1,333 shares each of Class A Shares, Class C Shares, Class R5 Shares and Class R6 Shares and 28,000 shares of Class I Shares to J.P. Morgan Investment Management, Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). Prior to January 30, 2015, the Fund was not publicly offered for investment.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve the investment objective by allocating the Fund’s assets primarily among multiple sub-advisers that use a variety of non-traditional or alternative investment strategies and techniques.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R5 and Class R6 Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated into a single service fee. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus. Beginning on November 14, 2017, Class C Shares will automatically convert to Class A Shares after ten years. No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund.

JPMIM acts as sub-adviser and Administrator (the “Administrator”) to the Fund.

Basis for Consolidation for the Fund

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of April 30, 2017, net assets of the Fund were $289,169,887 of which $17,814,004, or approximately 6.2%, represented the Subsidiary’s net assets. Net realized losses in the Subsidiary amounted to $(947,960) for the six months ending April 30, 2017. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to the Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed

40	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded investments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at April 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$23,328,269	$4,051,542	$—	$27,379,811
Consumer Staples	5,938,726	2,117,863	—	8,056,589
Energy	4,881,850	—	—	4,881,850
Financials	9,736,478	1,461,515	—	11,197,993
Health Care	5,889,095	58,504	—	5,947,599
Industrials	12,001,340	1,898,187	—	13,899,527
Information Technology	33,999,549	—	—	33,999,549
Materials	14,668,576	1,911,911	—	16,580,487
Real Estate	1,377,093	155,618	—	1,532,711
Telecommunication Services	1,307,742	2,167,294	—	3,475,036
Utilities	708,125	—	—	708,125
Special Purpose Acquisition Companies	1,726,725	—	—	1,726,725

Total Common Stocks	115,563,568	13,822,434	—	129,386,002

Convertible Preferred Stocks
Consumer Discretionary	—	533,300	—	533,300
Financials	772,727	—	—	772,727
Health Care	543,071	—	—	543,071
Industrials	1,370,316	—	—	1,370,316
Information Technology	907,204	317,801	—	1,225,005

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Materials	$737,478	$—	$—	$737,478
Utilities	1,171,929	—	—	1,171,929

Total Convertible Preferred Stocks	5,502,725	851,101	—	6,353,826

Exchange-Traded Funds	2,833,846	—	—	2,833,846
Exchange-Traded Note	237,682	—	—	237,682
Closed End Funds	859,613	—	—	859,613
Debt Securities
Asset-Backed Securities	—	3,050,238	14,315,279	17,365,517
Collateralized Mortgage Obligations	—	11,330,348	—	11,330,348
Commercial Mortgage-Backed Securities	—	—	4,797,130	4,797,130
Convertible Bonds
Consumer Discretionary	—	4,752,337	—	4,752,337
Energy	—	793,650	—	793,650
Health Care	—	833,349	—	833,349
Information Technology	—	2,711,821	—	2,711,821
Real Estate	—	673,732	—	673,732
Telecommunication Services	—	1,050,194	—	1,050,194

Total Convertible Bonds	—	10,815,083	—	10,815,083

Corporate Bonds
Consumer Staples	—	251,037	—	251,037
Energy	—	848,380	—	848,380
Health Care	—	412,019	—	412,019
Industrials	—	616,635	—	616,635
Information Technology	—	255,437	—	255,437
Utilities	—	405,793	—	405,793

Total Corporate Bonds	—	2,789,301	—	2,789,301

Warrants
Consumer Discretionary	568,234	—	—	568,234
Consumer Staples	306,878	—	—	306,878
Financials	2,654,267	1,432,569	—	4,086,836
Health Care	84,798	—	—	84,798
Industrials	217,388	—	—	217,388
Information Technology	34,454	—	—	34,454
Materials	246,939	1,316,579	—	1,563,518

Total Warrants	4,112,958	2,749,148	—	6,862,106

Options Purchased
Call Options Purchased	1,200,909	83,821	—	1,284,730
Put Options Purchased	751,343	18,889	—	770,232

Total Options Purchased	1,952,252	102,710	—	2,054,962

Short-Term Investment
Investment Company	18,926,420	—	—	18,926,420

Total Investments in Securities	$149,989,064	$45,510,363	$19,112,409	$214,611,836

Liabilities
Common Stocks
Consumer Discretionary	(11,276,034)	(542,474)	—	(11,818,508)
Consumer Staples	(4,069,014)	(264,389)	—	(4,333,403)
Energy	(472,131)	—	—	(472,131)
Financials	(9,067,728)	(214,111)	—	(9,281,839)
Health Care	(907,905)	—	—	(907,905)
Industrials	(6,310,072)	—	—	(6,310,072)
Information Technology	(15,478,935)	—	—	(15,478,935)

42	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Materials	(3,038,876)	—	—	(3,038,876)
Real Estate	(1,752,412)	—	—	(1,752,412)
Telecommunication Services	(1,248,234)	(562,354)	—	(1,810,588)
Utilities	(2,037,709)	—	—	(2,037,709)

Total Common Stocks	(55,659,050)	(1,583,328)	—	(57,242,378)

Exchange-Traded Funds	(28,096,180)	—	—	(28,096,180)

Total Liabilities for Securities Sold Short	$(83,755,230)	$(1,583,328)	$—	$(85,338,558)

Appreciation in Other Financial Instruments
Futures Contracts	$350,239	$130,884	$—	$481,123
Forward Foreign Currency Exchange Contracts	—	195,934	—	195,934
Swaps	—	959,737	—	959,737

Total Appreciation in Other Financial Instruments	$350,239	$1,286,555	$—	$1,636,794

Depreciation in Other Financial Instruments
Futures Contracts	$(172,607)	$(437,203)	$—	(609,810)
Forward Foreign Currency Exchange Contracts	—	(725,617)	—	(725,617)
Options Written
Call Options Written	(574,105)	(4,165)	—	(578,270)
Put Options Written	(5,371)	(14,442)	—	(19,813)

Total Options Written	(579,476)	(18,607)	—	(598,083)

Swaps	—	(245,660)	—	(245,660)

Total Depreciation in Other Financial Instruments	$(752,083)	$(1,427,087)	$—	$(2,179,170)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of $1,737,355 are due to applying the fair value factors to certain securities during the period ended April 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2017
Investments in Securities
Asset-Backed Securities	$9,293,799	$—	$221,834	$27,608	$4,963,824	$(1,395,552)	$1,203,766	$—	$14,315,279
Commercial Mortgage-Backed Securities	2,851,129	—	65,255	3,208	1,877,538	—	—	—	4,797,130

Total	$12,144,928	$—	$287,089	$30,816	$6,841,362	$(1,395,552)	$1,203,766	$—	$19,112,409

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

There were no significant transfers between level 2 and level 3 during the period ended April 30, 2017.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The change in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2017, which were valued using significant unobservable inputs (level 3), was $290,446. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Consolidated Statement of Operations (“CSOP”).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at April 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,312,860	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.97%)
			Constant Default Rate	7.10% - 14.00% (15.48%)
			Yield (Discount Rate of Cash Flows)	3.34% - 4.69% (3.93%)
			Discount Margin	2.00% - 5.00% (3.48%)

Asset-Backed Securities	9,312,860

	4,797,130	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.86% - 6.91% (5.49%)

Commercial Mortgage Backed Securities	4,797,130

Total	$14,109,990

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At April 30, 2017, the value of these investments was $5,002,419. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund.

As of April 30, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Fund used derivative instruments including options, futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Consolidated Statement of Assets and Liabilities (“CSAL”).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C (1) — C (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities and currencies to manage and hedge equity risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

44	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

Options Purchased — Premiums paid by the Fund for options purchased are included on the CSAL as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the CSOP. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the CSAL as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of options written on the CSOP. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in options written during the six months ended April 30, 2017 were as follows:

	Options
	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	1,029	$333,172
Options written	7,619	1,908,217
Options expired	(1,738)	(110,060)
Options closed	(4,389)	(1,533,481)

Options outstanding at April 30, 2017	2,521	$597,848

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the CSOP. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the CSOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the CSAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for Non-Deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively on the CSAL and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the CSAL at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the CSAL. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the CSOP. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the CSAL. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Basket Swaps

The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and

46	JPMORGAN ALTERNATIVEFUNDS	APRIL 30, 2017

risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends, are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty are recorded as Due from/to counterparty on swap contract on the CSAL and as net realized gain (loss) on transactions from swaps on the CSOP.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap and/or other receivables (payables) from gains/(losses) realized when the swap resets; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swap swaps.

(5). Summary of Derivatives Information — The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the CSAL:

Derivative Contracts		CSAL Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$2,054,962	$214,062	$—	$959,737	$3,228,761
Credit contracts	Receivables, Net Assets — Unrealized Appreciation	—	—	—	22,509	22,509
Commodities contracts	Receivables, Net Assets — Unrealized Appreciation	—	221,154	—	—	221,154
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	—	45,907	—	—	45,907
Foreign exchange contracts	Receivables	—	—	195,934	—	195,934

Total		$2,054,962	$481,123	$195,934	$982,246	$3,714,265

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(598,083)	$(437,203)	$—	$(239,041)	$(1,274,327)
Commodities contracts	Payables, Net Assets — Unrealized Depreciation	—	(106,353)	—	—	(106,353)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation		(66,254)	—	—	(66,254)
Foreign exchange contracts	Payables	—	—	(725,617)	—	(725,617)

Total		$(598,083)	$(609,810)	$(725,617)	$(239,041)	$(2,172,551)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the CSAL.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	47

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2017:

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$1,207	$(356)	$—		$851
BNP Paribas	336	—	—		336
Citibank, N.A.	513	(513)	—		—
Credit Suisse International	805	(196)	—		609
Deutsche Bank AG	148,985	(94,803)	—		54,182
Goldman Sachs International	1,048	(1,048)	—		—
Merrill Lynch International	2,587	(2,587)	—		—
Morgan Stanley	1,015,684	(858,043)	(157,641	) (b)	—
Royal Bank of Canada	593	(593)	—		—
State Street Corp.	6,422	(324)	—		6,098

	$1,178,180	$(958,463)	$(157,641)		$62,076

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$356	$(356)	$—		$—
Barclays Bank plc	237		—		237
Citibank, N.A.	3,893	(513)	—		3,380
Credit Suisse International	196	(196)	—		—
Deutsche Bank AG	94,803	(94,803)	—		—
Goldman Sachs International	1,726	(1,048)	—		678
Merrill Lynch International	3,200	(2,587)	—		613
Morgan Stanley	858,043	(858,043)	—		—
Royal Bank of Canada	1,880	(593)	—		1,287
State Street Corp.	324	(324)	—		—

	$964,658	$(958,463)	$—		$6,195

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the CSAL.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. Collateral posted is presented as Restricted cash on the CSAL.

48	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

The following tables present the effect of derivatives on the CSOP for the six months ended April 30, 2017, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodities contracts	$—	$(1,152,664)	$—	$—	$(1,152,664)
Equity contracts	(1,258,971)	(434,209)	—	1,659,393	(33,787)
Foreign exchange contracts	—	2,541	472,836	—	475,377
Interest rate contracts	—	(247,925)	—	—	(247,925)
Credit contracts	—	—	—	60,429	60,429

Total	$(1,258,971)	$(1,832,257)	$472,836	$1,719,822	$(898,570)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on CSOP
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodities contracts	$—	$249,653	$—	$—	$249,653
Equity contracts	(73,176)	(6,969)	—	635,762	555,617
Interest rate contracts	—	182,278	—	—	182,278
Foreign exchange contracts	—	—	(845,373)	—	(845,373)
Credit contracts	—	—	—	(2,427)	(2,427)

Total	$(73,176)	$424,962	$(845,373)	$633,335	$139,748

Derivatives Volume

The table below discloses the volume of the Fund’s futures contracts, forward foreign currency exchange contracts, options contracts and swaps activity during the six months ended April 30, 2017. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts:
Commodity
Average Notional Balance Long	$8,003,562
Average Notional Balance Short	5,593,626
Ending Notional Balance Long	3,841,100
Ending Notional Balance Short	4,917,645

Equity
Average Notional Balance Long	13,667,658
Average Notional Balance Short	8,050,203
Ending Notional Balance Long	12,331,413
Ending Notional Balance Short	7,681,623

Interest
Average Notional Balance Long	54,182,810
Average Notional Balance Short	61,398,004
Ending Notional Balance Long	100,369,329
Ending Notional Balance Short	971,337

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	25,216,136
Average Settlement Value Sold	43,764,801
Ending Settlement Value Purchased	22,187,798
Ending Settlement Value Sold	35,793,088

Exchange-Traded Options:
Average Number of Contracts Purchased	12,823
Average Number of Contracts Written	2,006
Ending Number of Contracts Purchased	9,275
Ending Number of Contracts Written	2,521

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Credit Default Swaps:
Average Notional Balance — Buy Protection	$176,458
Ending Notional Balance — Buy Protection	202,000

Return Swaps:
Average Notional Balance — Long	3,114,383
Average Notional Balance — Short	597,345	(a)
Ending Notional Balance — Long	3,836,372
Ending Notional Balance — Short	597,345

Total Return Basket Swaps:
Average Notional Balance Long	32,296,116
Average Notional Balance Short	16,866,792
Ending Notional Balance Long	27,168,687
Ending Notional Balance Short	17,583,186

(a)	For the period April 1, 2017 through April 30, 2017.

The Fund’s derivatives contracts held at April 30, 2017, are not accounted for as hedging instruments under GAAP.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-Deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is reported on the CSAL as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

D. Short Sales — The Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the CSAL. Securities segregated as collateral are denoted on the CSOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the CSOP. The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the CSOP as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the CSAL and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the CSOP. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates. As of April 30, 2017, the Fund had outstanding short sales as listed on the CSOI.

E. Offering and Organization Costs — Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the CSOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the CSOP.

50	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, dividend expense on securities sold short, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

H. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses and sub-transfer agency fees were class specific expenses up through April 2, 2017. Effective April 3, 2017, the Fund ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee which has been renamed as the Service Fee.

The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Fund for the six months ended April 30, 2017 are as follows:

	Class A	Class C	Class I	Class R5	Class R6	Total
Transfer agency fees	$702	$167	$1,861	$27	$92	$2,849
Sub-transfer agency fees	9,001	195	25,384	—	—	34,580

I. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of April 30, 2017, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

For Federal income tax purposes, taxable income of the Fund and the Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

J. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), J.P. Morgan Alternative Asset Management Inc. (the “Adviser” or “JPMAAM”), an indirectly wholly-owned subsidiary of JPMorgan, serves as the “manager of managers” for the Fund and has responsibility for providing the overall management of the Fund, subject to the oversight of the Fund’s Board. JPMAAM is paid a fee for such services. The fee is accrued daily and paid monthly at an annual rate of 1.60% of the Fund’s average daily net assets.

Brigade Capital Management, LP, Chilton Investment Company, LLC (“Chilton”), Good Hill Partners LP (“Good Hill”), Graham Capital Management, L.P. (“Graham”), Ionic Capital Management LLC (“Ionic”), JPMIM, Owl Creek Asset Management, L.P. (“Owl Creek”), Passport Capital, LLC (“Passport”), Portland Hill Capital LLP (“Portland Hill”), P. Schoenfeld Asset Management, L.P. (“PSAM”), Shannon River Fund Management LLC “Shannon River” and YG Partners, LLC (“YG”) are the investment sub-advisers. Prior to November 6, 2016, P/E Global (“P/E”) was a sub-adviser for the Fund. On November 6, 2016, the Adviser terminated its investment sub-advisery agreement with P/E. JPMAAM, Chilton, Good Hill, Graham, Ionic, JPMIM, Owl Creek, Passport, Portland, PSAM, Shannon River and YG are each responsible for the day-to-day investment decisions of its portion of the Fund. The allocation of the assets of the Fund among the sub-advisors will be determined by JPMAAM, subject to the review of the Board. JPMAAM will pay the sub-advisers for their services under the terms of the sub-advisory agreements.

The Subsidiary has entered into separate contracts with the Adviser and its affiliates to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 1.60% of the Subsidiary’s average daily net assets. JPMAAM has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to JPMAAM by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

At April 30, 2017, the allocation of assets for the Fund was as follows:

Sub-advisers	Percentage
Chilton	13.4%
Good Hill	8.4
Graham	6.2
Ionic	17.4
JPMIM	1.8
Overlay	0.2
Owl Creek	3.2
Passport	6.7
Portland Hill	9.2
PSAM	15.1
Shannon River	5.3
YG	11.8

As of April 30, 2017, there were no assets allocated to Brigade.

The Fund and the Adviser have obtained an exemptive order of the SEC granting exemptions from certain provisions of the 1940 Act, pursuant to which the Adviser is permitted, subject to the supervision and approval of the Fund’s Board, to enter into and materially amend sub-advisory agreements with non-affiliated sub-advisers without such agreements being approved by the shareholders of the Fund. As such, the Fund and Adviser may hire, terminate, or replace non-affiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Shareholders will be notified of any changes in sub-advisers.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2017, the effective annualized rate was 0.09% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Class I, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2017, JPMDS retained the following amounts:

Front-End Sales Charge	CDSC
$719	$—

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a service fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class I	Class R5
0.25%	0.25%	0.25%	0.10	%*

*	Prior to April 3, 2017, the rate was 0.05%.

52	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived Service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the CSOP. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the CSOP.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses of the Fund, inclusive of the Subsidiary (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class I	Class R5	Class R6
2.20%	2.70%	1.95%	1.75%	1.70%

The expense limitation agreement was in effect for the six months ended April 30, 2017 and is in place until at least February 28, 2018.

For the six months ended April 30, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
$639,670	$127,759	$36,133	$803,562	$13

In addition, JPMIM, as an affiliated sub-advisor, has voluntarily waived $12,656 in fees during the six months ended April 30, 2017. This waiver may be discontinued at any point in time.

Additionally, the Fund may invest in one or more money market funds advised by JPMIM or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

Waivers resulting from investments in these money market funds for the six months ended April 30, 2017 were $3,302.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended April 30, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended April 30, 2017, the Fund incurred $1,576 in brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

4. Investment Transactions

During the six months ended April 30, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$227,144,307	$262,318,226	$159,209,269	$188,793,146

During the six months ended April 30, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities, including the Subsidiary, held at April 30, 2017 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$196,291,821	$21,567,206	$3,247,191	$18,320,015

As of October 31, 2016, the Fund had net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$—	$90,161

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended April 30, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Fund did not utilize the Credit Facility during the six months ended April 30, 2017.

54	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

It is expected that the allocation to portfolio hedge strategies will produce returns that are negatively correlated to the rest of the Fund’s portfolio and/or the broader markets, and therefore could produce negative returns in periods of low volatility and/or upwardly trending markets. Allocations to this strategy category are generally indirect portfolio hedges and may fail to hedge the risk as intended.

The Fund will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Alternative strategies involve complex securities transactions that involve risks in addition to those risks with direct investments in securities described herein, including leverage risk.

As of April 30, 2017, the Fund had omnibus accounts which owned more than 10% of the Fund’s outstanding shares as follows:

Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
1	28.7	2	40.1

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund could incur transaction costs without realizing any net investment result if sub-advisers may make investment decisions which conflict with each other. The performance of the sub-advisers may depend in large part on the performance of key management and investment personnel of those sub-advisers. The loss of key personnel and/or difficulties in identifying and retaining appropriate investment talent at a given sub-adviser could have a serious negative effect on the performance of that sub-adviser and, therefore, the Fund.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Fund. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2017, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging market securities, commodities and real estate securities and convertible securities. These securities are subject to risks specific to their structure, sector or market

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

Derivatives, including commodity-linked futures, may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The Fund is subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap, option contracts, and forward foreign currency exchange contracts.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Fund may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region. As of April 30, 2017, the Fund pledged 28.5% of its net assets to Morgan Stanley Capital Services for securities sold short.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s financial statements and related disclosures.

56	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2016, and continued to hold your shares at the end of the reporting period, April 30, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Multi-Manager Alternatives Fund
Class A
Actual	$1,000.00	$1,018.90	$14.62	2.92%
Hypothetical	1,000.00	1,010.31	14.55	2.92
Class C
Actual	1,000.00	1,016.30	17.05	3.41
Hypothetical	1,000.00	1,007.88	16.98	3.41
Class I (formerly Select Class)
Actual	1,000.00	1,020.10	13.37	2.67
Hypothetical	1,000.00	1,011.55	13.32	2.67
Class R5
Actual	1,000.00	1,020.70	12.38	2.47
Hypothetical	1,000.00	1,012.55	12.33	2.47
Class R6
Actual	1,000.00	1,021.30	12.13	2.42
Hypothetical	1,000.00	1,012.79	12.08	2.42

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

APRIL 30, 2017	JPMORGAN ALTERNATIVE FUNDS	57

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. April 2017.	SAN-MMA-417

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Office
July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 5, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 5, 2017